UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

September 30, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance Atlanta Capital SMID-Cap Fund

Class A EAASX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Eaton Vance Atlanta Capital SMID-Cap Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$129	1.12%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2500™ Index (the Index):

↑ An overweight position in website services provider GoDaddy, Inc. doubled in value, driven by strong client retention and the upselling of value-added services

↑ An overweight position in construction materials supplier Carlisle Companies, Inc. rose in value, driven by stable commercial roofing demand and strong pricing

↑ An out-of-Index position in off-price retailer Burlington Stores, Inc. rose in value on improved profits and increased traffic from cost-conscious shoppers

↑ An overweight position in government technology consultant CACI International, Inc. increased in value on share buybacks and improved income during the period

↓ Shares of auto parts supplier LKQ Corp., an out-of-Index position, declined in price on softer auto repair volumes during the period

↓ An overweight position in dental supplier Envista Holdings Corp. lost value due to fewer post-COVID dental visits and inflation that reduced uninsured surgeries

↓ An overweight position in audio technology firm Dolby Laboratories, Inc. fell in value due to slowing consumer demand for electronics with Dolby enhancements

↓ An out-of-Index position in trucking and logistics firm J.B. Hunt Transport Services, Inc. fell in value on softer demand and higher insurance and labor costs

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Russell 3000® Index	Russell 2000® Index	Russell 2500™Index
9/14	$9,475	$10,000	$10,000	$10,000
10/14	$10,035	$10,275	$10,659	$10,443
11/14	$10,294	$10,524	$10,669	$10,533
12/14	$10,220	$10,524	$10,973	$10,677
1/15	$10,071	$10,231	$10,620	$10,458
2/15	$10,741	$10,824	$11,250	$11,081
3/15	$10,834	$10,713	$11,446	$11,229
4/15	$10,733	$10,762	$11,154	$11,032
5/15	$10,912	$10,911	$11,409	$11,268
6/15	$11,145	$10,728	$11,494	$11,190
7/15	$11,434	$10,908	$11,361	$11,169
8/15	$10,807	$10,249	$10,647	$10,508
9/15	$10,422	$9,951	$10,125	$10,038
10/15	$11,167	$10,736	$10,695	$10,599
11/15	$11,465	$10,796	$11,043	$10,807
12/15	$11,186	$10,574	$10,488	$10,367
1/16	$10,617	$9,978	$9,566	$9,540
2/16	$10,805	$9,975	$9,566	$9,607
3/16	$11,553	$10,677	$10,329	$10,408
4/16	$11,670	$10,743	$10,491	$10,561
5/16	$12,014	$10,935	$10,728	$10,784
6/16	$11,934	$10,958	$10,721	$10,779
7/16	$12,122	$11,393	$11,361	$11,342
8/16	$12,206	$11,422	$11,562	$11,432
9/16	$12,117	$11,440	$11,691	$11,487
10/16	$11,591	$11,192	$11,135	$11,021
11/16	$12,202	$11,693	$12,377	$11,958
12/16	$12,412	$11,921	$12,723	$12,190
1/17	$12,412	$12,145	$12,774	$12,360
2/17	$13,037	$12,597	$13,020	$12,657
3/17	$13,061	$12,606	$13,037	$12,648
4/17	$13,198	$12,739	$13,180	$12,746
5/17	$13,364	$12,870	$12,912	$12,603
6/17	$13,711	$12,986	$13,358	$12,918
7/17	$13,940	$13,231	$13,457	$13,052
8/17	$13,755	$13,256	$13,286	$12,944
9/17	$14,184	$13,579	$14,115	$13,531
10/17	$14,677	$13,876	$14,236	$13,740
11/17	$15,395	$14,297	$14,646	$14,192
12/17	$15,443	$14,440	$14,587	$14,240
1/18	$16,106	$15,201	$14,968	$14,674
2/18	$15,499	$14,641	$14,389	$14,070
3/18	$15,605	$14,347	$14,575	$14,206
4/18	$15,600	$14,402	$14,701	$14,239
5/18	$16,035	$14,808	$15,593	$14,909
6/18	$16,172	$14,905	$15,705	$15,017
7/18	$16,724	$15,400	$15,978	$15,307
8/18	$17,469	$15,940	$16,667	$15,964
9/18	$17,444	$15,967	$16,266	$15,722
10/18	$15,722	$14,791	$14,500	$14,126
11/18	$16,244	$15,087	$14,730	$14,392
12/18	$14,583	$13,683	$12,980	$12,815
1/19	$15,714	$14,858	$14,441	$14,291
2/19	$16,606	$15,380	$15,191	$14,966
3/19	$16,889	$15,605	$14,873	$14,842
4/19	$17,770	$16,228	$15,379	$15,363
5/19	$17,199	$15,178	$14,183	$14,270
6/19	$18,396	$16,244	$15,185	$15,282
7/19	$18,798	$16,485	$15,272	$15,441
8/19	$18,744	$16,149	$14,518	$14,823
9/19	$18,891	$16,433	$14,820	$15,086
10/19	$18,652	$16,786	$15,211	$15,375
11/19	$19,277	$17,424	$15,837	$16,035
12/19	$19,558	$17,928	$16,294	$16,374
1/20	$19,295	$17,908	$15,771	$16,041
2/20	$17,381	$16,442	$14,443	$14,696
3/20	$14,213	$14,181	$11,305	$11,507
4/20	$16,133	$16,059	$12,858	$13,182
5/20	$17,299	$16,918	$13,695	$14,155
6/20	$17,364	$17,304	$14,179	$14,564
7/20	$17,912	$18,287	$14,571	$15,144
8/20	$18,764	$19,612	$15,392	$15,830
9/20	$17,906	$18,898	$14,878	$15,421
10/20	$18,046	$18,490	$15,190	$15,700
11/20	$20,431	$20,739	$17,990	$18,258
12/20	$21,701	$21,672	$19,546	$19,647
1/21	$20,976	$21,576	$20,529	$20,129
2/21	$22,253	$22,250	$21,809	$21,442
3/21	$23,516	$23,048	$22,028	$21,795
4/21	$24,971	$24,236	$22,491	$22,665
5/21	$24,996	$24,346	$22,537	$22,712
6/21	$24,747	$24,947	$22,974	$22,981
7/21	$25,069	$25,369	$22,144	$22,578
8/21	$25,300	$26,092	$22,639	$23,091
9/21	$24,135	$24,921	$21,972	$22,364
10/21	$25,648	$26,607	$22,907	$23,461
11/21	$24,708	$26,202	$21,952	$22,482
12/21	$26,458	$27,234	$22,442	$23,220
1/22	$24,565	$25,631	$20,282	$21,287
2/22	$24,669	$24,986	$20,498	$21,527
3/22	$25,199	$25,796	$20,753	$21,869
4/22	$23,790	$23,481	$18,697	$20,006
5/22	$23,924	$23,450	$18,725	$20,073
6/22	$22,210	$21,488	$17,185	$18,155
7/22	$24,073	$23,504	$18,979	$20,034
8/22	$23,455	$22,627	$18,591	$19,501
9/22	$21,576	$20,528	$16,809	$17,644
10/22	$23,447	$22,212	$18,659	$19,337
11/22	$25,057	$23,371	$19,095	$20,153
12/22	$24,070	$22,003	$17,856	$18,954
1/23	$25,555	$23,518	$19,596	$20,850
2/23	$24,604	$22,968	$19,265	$20,360
3/23	$24,287	$23,583	$18,345	$19,597
4/23	$24,262	$23,834	$18,015	$19,341
5/23	$23,494	$23,927	$17,849	$19,002
6/23	$25,247	$25,560	$19,300	$20,621
7/23	$26,189	$26,477	$20,480	$21,646
8/23	$25,689	$25,966	$19,455	$20,796
9/23	$24,688	$24,729	$18,310	$19,635
10/23	$23,862	$24,073	$17,061	$18,442
11/23	$25,947	$26,318	$18,606	$20,102
12/23	$27,373	$27,714	$20,879	$22,257
1/24	$27,545	$28,021	$20,067	$21,675
2/24	$28,982	$29,538	$21,201	$22,854
3/24	$29,989	$30,491	$21,960	$23,797
4/24	$28,156	$29,149	$20,415	$22,203
5/24	$29,352	$30,526	$21,439	$23,126
6/24	$29,077	$31,471	$21,241	$22,780
7/24	$30,756	$32,056	$23,399	$24,472
8/24	$31,315	$32,754	$23,049	$24,409
9/24	$31,995	$33,432	$23,210	$24,773

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	29.63%	11.11%	12.93%
Class A with 5.25% Maximum Sales Charge	22.83%	9.92%	12.32%
Russell 3000®IndexFootnote Reference1	35.19%	15.25%	12.82%
Russell 2000® Index	26.76%	9.38%	8.78%
Russell 2500™Index	26.17%	10.42%	9.49%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$15,468,578,819
# of Portfolio Holdings	53
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$100,031,345

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Industrials
28.2%
Financials
22.7%
Consumer Discretionary
14.0%
Information Technology
13.4%
Materials
7.2%
Health Care
5.5%
Short-Term Investments
4.7%
Consumer Staples
2.4%
Real Estate
1.9%

Value	Value
Real Estate	1.9%
Consumer Staples	2.4%
Short-Term Investments	4.7%
Health Care	5.5%
Materials	7.2%
Information Technology	13.4%
Consumer Discretionary	14.0%
Financials	22.7%
Industrials	28.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Carlisle Cos., Inc.	5.0%
W.R. Berkley Corp.	4.4%
GoDaddy, Inc., Class A	3.6%
CACI International, Inc., Class A	3.2%
Morningstar, Inc.	3.2%
Booz Allen Hamilton Holding Corp.	3.0%
Teleflex, Inc.	3.0%
Brown & Brown, Inc.	2.7%
Trimble, Inc.	2.7%
Markel Group, Inc.	2.6%
Total	33.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

EAASX-TSR-AR

Eaton Vance Atlanta Capital SMID-Cap Fund

Class C ECASX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Eaton Vance Atlanta Capital SMID-Cap Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$214	1.87%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2500™ Index (the Index):

↑ An overweight position in website services provider GoDaddy, Inc. doubled in value, driven by strong client retention and the upselling of value-added services

↑ An overweight position in construction materials supplier Carlisle Companies, Inc. rose in value, driven by stable commercial roofing demand and strong pricing

↑ An out-of-Index position in off-price retailer Burlington Stores, Inc. rose in value on improved profits and increased traffic from cost-conscious shoppers

↑ An overweight position in government technology consultant CACI International, Inc. increased in value on share buybacks and improved income during the period

↓ Shares of auto parts supplier LKQ Corp., an out-of-Index position, declined in price on softer auto repair volumes during the period

↓ An overweight position in dental supplier Envista Holdings Corp. lost value due to fewer post-COVID dental visits and inflation that reduced uninsured surgeries

↓ An overweight position in audio technology firm Dolby Laboratories, Inc. fell in value due to slowing consumer demand for electronics with Dolby enhancements

↓ An out-of-Index position in trucking and logistics firm J.B. Hunt Transport Services, Inc. fell in value on softer demand and higher insurance and labor costs

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Russell 3000® Index	Russell 2000® Index	Russell 2500™Index
9/14	$10,000	$10,000	$10,000	$10,000
10/14	$10,581	$10,275	$10,659	$10,443
11/14	$10,851	$10,524	$10,669	$10,533
12/14	$10,765	$10,524	$10,973	$10,677
1/15	$10,602	$10,231	$10,620	$10,458
2/15	$11,299	$10,824	$11,250	$11,081
3/15	$11,391	$10,713	$11,446	$11,229
4/15	$11,280	$10,762	$11,154	$11,032
5/15	$11,458	$10,911	$11,409	$11,268
6/15	$11,699	$10,728	$11,494	$11,190
7/15	$11,992	$10,908	$11,361	$11,169
8/15	$11,323	$10,249	$10,647	$10,508
9/15	$10,915	$9,951	$10,125	$10,038
10/15	$11,689	$10,736	$10,695	$10,599
11/15	$11,997	$10,796	$11,043	$10,807
12/15	$11,695	$10,574	$10,488	$10,367
1/16	$11,095	$9,978	$9,566	$9,540
2/16	$11,286	$9,975	$9,566	$9,607
3/16	$12,058	$10,677	$10,329	$10,408
4/16	$12,172	$10,743	$10,491	$10,561
5/16	$12,519	$10,935	$10,728	$10,784
6/16	$12,431	$10,958	$10,721	$10,779
7/16	$12,618	$11,393	$11,361	$11,342
8/16	$12,695	$11,422	$11,562	$11,432
9/16	$12,597	$11,440	$11,691	$11,487
10/16	$12,037	$11,192	$11,135	$11,021
11/16	$12,669	$11,693	$12,377	$11,958
12/16	$12,879	$11,921	$12,723	$12,190
1/17	$12,874	$12,145	$12,774	$12,360
2/17	$13,510	$12,597	$13,020	$12,657
3/17	$13,526	$12,606	$13,037	$12,648
4/17	$13,661	$12,739	$13,180	$12,746
5/17	$13,823	$12,870	$12,912	$12,603
6/17	$14,174	$12,986	$13,358	$12,918
7/17	$14,400	$13,231	$13,457	$13,052
8/17	$14,200	$13,256	$13,286	$12,944
9/17	$14,632	$13,579	$14,115	$13,531
10/17	$15,133	$13,876	$14,236	$13,740
11/17	$15,861	$14,297	$14,646	$14,192
12/17	$15,908	$14,440	$14,587	$14,240
1/18	$16,580	$15,201	$14,968	$14,674
2/18	$15,941	$14,641	$14,389	$14,070
3/18	$16,042	$14,347	$14,575	$14,206
4/18	$16,026	$14,402	$14,701	$14,239
5/18	$16,463	$14,808	$15,593	$14,909
6/18	$16,592	$14,905	$15,705	$15,017
7/18	$17,147	$15,400	$15,978	$15,307
8/18	$17,897	$15,940	$16,667	$15,964
9/18	$17,864	$15,967	$16,266	$15,722
10/18	$16,093	$14,791	$14,500	$14,126
11/18	$16,608	$15,087	$14,730	$14,392
12/18	$14,904	$13,683	$12,980	$12,815
1/19	$16,049	$14,858	$14,441	$14,291
2/19	$16,951	$15,380	$15,191	$14,966
3/19	$17,229	$15,605	$14,873	$14,842
4/19	$18,120	$16,228	$15,379	$15,363
5/19	$17,526	$15,178	$14,183	$14,270
6/19	$18,737	$16,244	$15,185	$15,282
7/19	$19,131	$16,485	$15,272	$15,441
8/19	$19,064	$16,149	$14,518	$14,823
9/19	$19,197	$16,433	$14,820	$15,086
10/19	$18,943	$16,786	$15,211	$15,375
11/19	$19,567	$17,424	$15,837	$16,035
12/19	$19,839	$17,928	$16,294	$16,374
1/20	$19,564	$17,908	$15,771	$16,041
2/20	$17,609	$16,442	$14,443	$14,696
3/20	$14,390	$14,181	$11,305	$11,507
4/20	$16,327	$16,059	$12,858	$13,182
5/20	$17,498	$16,918	$13,695	$14,155
6/20	$17,543	$17,304	$14,179	$14,564
7/20	$18,093	$18,287	$14,571	$15,144
8/20	$18,943	$19,612	$15,392	$15,830
9/20	$18,066	$18,898	$14,878	$15,421
10/20	$18,191	$18,490	$15,190	$15,700
11/20	$20,588	$20,739	$17,990	$18,258
12/20	$21,852	$21,672	$19,546	$19,647
1/21	$21,104	$21,576	$20,529	$20,129
2/21	$22,384	$22,250	$21,809	$21,442
3/21	$23,641	$23,048	$22,028	$21,795
4/21	$25,086	$24,236	$22,491	$22,665
5/21	$25,094	$24,346	$22,537	$22,712
6/21	$24,824	$24,947	$22,974	$22,981
7/21	$25,139	$25,369	$22,144	$22,578
8/21	$25,348	$26,092	$22,639	$23,091
9/21	$24,166	$24,921	$21,972	$22,364
10/21	$25,663	$26,607	$22,907	$23,461
11/21	$24,705	$26,202	$21,952	$22,482
12/21	$26,447	$27,234	$22,442	$23,220
1/22	$24,530	$25,631	$20,282	$21,287
2/22	$24,625	$24,986	$20,498	$21,527
3/22	$25,135	$25,796	$20,753	$21,869
4/22	$23,719	$23,481	$18,697	$20,006
5/22	$23,831	$23,450	$18,725	$20,073
6/22	$22,113	$21,488	$17,185	$18,155
7/22	$23,952	$23,504	$18,979	$20,034
8/22	$23,322	$22,627	$18,591	$19,501
9/22	$21,448	$20,528	$16,809	$17,644
10/22	$23,287	$22,212	$18,659	$19,337
11/22	$24,876	$23,371	$19,095	$20,153
12/22	$23,878	$22,003	$17,856	$18,954
1/23	$25,328	$23,518	$19,596	$20,850
2/23	$24,371	$22,968	$19,265	$20,360
3/23	$24,046	$23,583	$18,345	$19,597
4/23	$24,006	$23,834	$18,015	$19,341
5/23	$23,227	$23,927	$17,849	$19,002
6/23	$24,953	$25,560	$19,300	$20,621
7/23	$25,871	$26,477	$20,480	$21,646
8/23	$25,348	$25,966	$19,455	$20,796
9/23	$24,352	$24,729	$18,310	$19,635
10/23	$23,523	$24,073	$17,061	$18,442
11/23	$25,565	$26,318	$18,606	$20,102
12/23	$26,957	$27,714	$20,879	$22,257
1/24	$27,101	$28,021	$20,067	$21,675
2/24	$28,503	$29,538	$21,201	$22,854
3/24	$29,476	$30,491	$21,960	$23,797
4/24	$27,654	$29,149	$20,415	$22,203
5/24	$28,810	$30,526	$21,439	$23,126
6/24	$28,524	$31,471	$21,241	$22,780
7/24	$30,152	$32,056	$23,399	$24,472
8/24	$30,674	$32,754	$23,049	$24,409
9/24	$31,812	$33,432	$23,210	$24,773

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C	28.65%	10.28%	12.26%
Class C with 1% Maximum Deferred Sales Charge	27.65%	10.28%	12.26%
Russell 3000®IndexFootnote Reference1	35.19%	15.25%	12.82%
Russell 2000® Index	26.76%	9.38%	8.78%
Russell 2500™Index	26.17%	10.42%	9.49%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$15,468,578,819
# of Portfolio Holdings	53
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$100,031,345

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.9%
Consumer Staples	2.4%
Short-Term Investments	4.7%
Health Care	5.5%
Materials	7.2%
Information Technology	13.4%
Consumer Discretionary	14.0%
Financials	22.7%
Industrials	28.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Carlisle Cos., Inc.	5.0%
W.R. Berkley Corp.	4.4%
GoDaddy, Inc., Class A	3.6%
CACI International, Inc., Class A	3.2%
Morningstar, Inc.	3.2%
Booz Allen Hamilton Holding Corp.	3.0%
Teleflex, Inc.	3.0%
Brown & Brown, Inc.	2.7%
Trimble, Inc.	2.7%
Markel Group, Inc.	2.6%
Total	33.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

ECASX-TSR-AR

Eaton Vance Atlanta Capital SMID-Cap Fund

Class I EISMX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Eaton Vance Atlanta Capital SMID-Cap Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	0.87%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2500™ Index (the Index):

↑ An overweight position in website services provider GoDaddy, Inc. doubled in value, driven by strong client retention and the upselling of value-added services

↑ An overweight position in construction materials supplier Carlisle Companies, Inc. rose in value, driven by stable commercial roofing demand and strong pricing

↑ An out-of-Index position in off-price retailer Burlington Stores, Inc. rose in value on improved profits and increased traffic from cost-conscious shoppers

↑ An overweight position in government technology consultant CACI International, Inc. increased in value on share buybacks and improved income during the period

↓ Shares of auto parts supplier LKQ Corp., an out-of-Index position, declined in price on softer auto repair volumes during the period

↓ An overweight position in dental supplier Envista Holdings Corp. lost value due to fewer post-COVID dental visits and inflation that reduced uninsured surgeries

↓ An overweight position in audio technology firm Dolby Laboratories, Inc. fell in value due to slowing consumer demand for electronics with Dolby enhancements

↓ An out-of-Index position in trucking and logistics firm J.B. Hunt Transport Services, Inc. fell in value on softer demand and higher insurance and labor costs

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Russell 3000® Index	Russell 2000® Index	Russell 2500™Index
9/14	$1,000,000	$1,000,000	$1,000,000	$1,000,000
10/14	$1,059,019	$1,027,513	$1,065,919	$1,044,259
11/14	$1,086,451	$1,052,414	$1,066,875	$1,053,325
12/14	$1,079,217	$1,052,402	$1,097,281	$1,067,667
1/15	$1,063,371	$1,023,112	$1,061,985	$1,045,793
2/15	$1,134,463	$1,082,351	$1,125,032	$1,108,143
3/15	$1,144,313	$1,071,348	$1,144,631	$1,122,853
4/15	$1,134,030	$1,076,194	$1,115,440	$1,103,185
5/15	$1,153,291	$1,091,079	$1,140,905	$1,126,833
6/15	$1,178,120	$1,072,825	$1,149,449	$1,119,008
7/15	$1,208,940	$1,090,768	$1,136,090	$1,116,930
8/15	$1,142,980	$1,024,919	$1,064,697	$1,050,796
9/15	$1,102,291	$995,053	$1,012,460	$1,003,787
10/15	$1,181,086	$1,073,648	$1,069,502	$1,059,884
11/15	$1,213,198	$1,079,600	$1,104,292	$1,080,701
12/15	$1,184,292	$1,057,440	$1,048,846	$1,036,691
1/16	$1,123,973	$997,774	$956,616	$954,029
2/16	$1,144,066	$997,453	$956,573	$960,730
3/16	$1,223,562	$1,067,679	$1,032,919	$1,040,762
4/16	$1,236,345	$1,074,296	$1,049,130	$1,056,112
5/16	$1,272,899	$1,093,516	$1,072,762	$1,078,377
6/16	$1,264,684	$1,095,764	$1,072,085	$1,077,945
7/16	$1,284,781	$1,139,252	$1,136,096	$1,134,162
8/16	$1,293,924	$1,142,158	$1,156,187	$1,143,207
9/16	$1,284,796	$1,143,953	$1,169,065	$1,148,687
10/16	$1,229,058	$1,119,203	$1,113,487	$1,102,064
11/16	$1,294,405	$1,169,290	$1,237,655	$1,195,817
12/16	$1,317,092	$1,192,107	$1,272,333	$1,219,034
1/17	$1,317,105	$1,214,544	$1,277,352	$1,235,951
2/17	$1,383,802	$1,259,715	$1,302,003	$1,265,725
3/17	$1,386,626	$1,260,572	$1,303,707	$1,264,826
4/17	$1,401,269	$1,273,934	$1,318,004	$1,274,585
5/17	$1,419,731	$1,286,971	$1,291,191	$1,260,336
6/17	$1,456,614	$1,298,586	$1,335,825	$1,291,824
7/17	$1,481,228	$1,323,070	$1,345,750	$1,305,201
8/17	$1,461,815	$1,325,620	$1,328,629	$1,294,369
9/17	$1,507,690	$1,357,949	$1,411,547	$1,353,075
10/17	$1,560,676	$1,387,582	$1,423,580	$1,374,046
11/17	$1,636,816	$1,429,716	$1,464,606	$1,419,186
12/17	$1,642,865	$1,444,006	$1,458,695	$1,423,962
1/18	$1,713,739	$1,520,120	$1,496,817	$1,467,392
2/18	$1,649,244	$1,464,089	$1,438,858	$1,407,050
3/18	$1,660,952	$1,434,699	$1,457,468	$1,420,556
4/18	$1,660,459	$1,440,152	$1,470,068	$1,423,921
5/18	$1,707,399	$1,480,808	$1,559,302	$1,490,879
6/18	$1,722,571	$1,490,492	$1,570,475	$1,501,652
7/18	$1,781,727	$1,539,955	$1,597,846	$1,530,706
8/18	$1,860,925	$1,594,035	$1,666,729	$1,596,362
9/18	$1,858,942	$1,596,674	$1,626,641	$1,572,176
10/18	$1,675,636	$1,479,106	$1,449,961	$1,412,563
11/18	$1,731,388	$1,508,731	$1,473,008	$1,439,242
12/18	$1,554,946	$1,368,314	$1,298,035	$1,281,536
1/19	$1,675,865	$1,485,762	$1,444,062	$1,429,077
2/19	$1,771,245	$1,538,015	$1,519,136	$1,496,570
3/19	$1,801,995	$1,560,473	$1,487,341	$1,484,244
4/19	$1,896,355	$1,622,785	$1,537,867	$1,536,254
5/19	$1,835,913	$1,517,772	$1,418,263	$1,426,954
6/19	$1,964,149	$1,624,375	$1,518,502	$1,528,191
7/19	$2,007,393	$1,648,522	$1,527,245	$1,544,087
8/19	$2,002,159	$1,614,916	$1,451,838	$1,482,317
9/19	$2,017,805	$1,643,259	$1,482,046	$1,508,595
10/19	$1,992,776	$1,678,633	$1,521,078	$1,537,475
11/19	$2,059,981	$1,742,441	$1,583,692	$1,603,462
12/19	$2,090,413	$1,792,752	$1,629,357	$1,637,369
1/20	$2,063,164	$1,790,794	$1,577,101	$1,604,124
2/20	$1,858,987	$1,644,176	$1,444,338	$1,469,615
3/20	$1,520,220	$1,418,072	$1,130,534	$1,150,713
4/20	$1,726,039	$1,605,882	$1,285,818	$1,318,153
5/20	$1,851,202	$1,691,762	$1,369,492	$1,415,517
6/20	$1,857,873	$1,730,439	$1,417,900	$1,456,398
7/20	$1,917,384	$1,828,699	$1,457,145	$1,514,431
8/20	$2,009,183	$1,961,178	$1,539,245	$1,582,997
9/20	$1,917,923	$1,889,770	$1,487,830	$1,542,070
10/20	$1,932,920	$1,848,982	$1,518,990	$1,569,996
11/20	$2,189,199	$2,073,917	$1,798,978	$1,825,755
12/20	$2,325,325	$2,167,218	$1,954,590	$1,964,732
1/21	$2,248,015	$2,157,579	$2,052,950	$2,012,875
2/21	$2,385,974	$2,225,019	$2,180,900	$2,144,191
3/21	$2,522,079	$2,304,770	$2,202,805	$2,179,457
4/21	$2,678,605	$2,423,579	$2,249,061	$2,266,527
5/21	$2,681,734	$2,434,642	$2,253,698	$2,271,221
6/21	$2,655,128	$2,494,678	$2,297,362	$2,298,066
7/21	$2,690,370	$2,536,865	$2,214,407	$2,257,812
8/21	$2,715,734	$2,609,210	$2,263,940	$2,309,063
9/21	$2,590,773	$2,492,141	$2,197,188	$2,236,438
10/21	$2,754,088	$2,660,670	$2,290,655	$2,346,096
11/21	$2,653,253	$2,620,172	$2,195,204	$2,248,221
12/21	$2,842,684	$2,723,350	$2,244,241	$2,321,961
1/22	$2,639,340	$2,563,119	$2,028,180	$2,128,693
2/22	$2,651,058	$2,498,556	$2,049,831	$2,152,668
3/22	$2,708,270	$2,579,600	$2,075,343	$2,186,894
4/22	$2,558,002	$2,348,100	$1,869,657	$2,000,565
5/22	$2,572,478	$2,344,952	$1,872,483	$2,007,319
6/22	$2,389,123	$2,148,777	$1,718,484	$1,815,537
7/22	$2,589,710	$2,350,370	$1,897,898	$2,003,386
8/22	$2,523,537	$2,262,656	$1,859,062	$1,950,135
9/22	$2,322,261	$2,052,842	$1,680,898	$1,764,382
10/22	$2,524,226	$2,221,188	$1,865,946	$1,933,662
11/22	$2,698,620	$2,337,125	$1,909,531	$2,015,295
12/22	$2,592,169	$2,200,278	$1,785,598	$1,895,435
1/23	$2,753,042	$2,351,818	$1,959,633	$2,084,950
2/23	$2,650,599	$2,296,849	$1,926,533	$2,036,017
3/23	$2,617,211	$2,358,265	$1,834,484	$1,959,696
4/23	$2,614,934	$2,383,391	$1,801,503	$1,934,130
5/23	$2,532,980	$2,392,664	$1,784,861	$1,900,217
6/23	$2,721,929	$2,556,048	$1,929,974	$2,062,089
7/23	$2,825,131	$2,647,674	$2,047,998	$2,164,609
8/23	$2,770,495	$2,596,564	$1,945,541	$2,079,622
9/23	$2,663,499	$2,472,879	$1,831,002	$1,963,479
10/23	$2,574,716	$2,407,326	$1,706,130	$1,844,222
11/23	$2,800,848	$2,631,805	$1,860,551	$2,010,237
12/23	$2,955,251	$2,771,401	$2,087,880	$2,225,682
1/24	$2,974,765	$2,802,116	$2,006,675	$2,167,467
2/24	$3,130,099	$2,953,796	$2,120,136	$2,285,368
3/24	$3,240,160	$3,049,077	$2,196,034	$2,379,687
4/24	$3,042,675	$2,914,913	$2,041,472	$2,220,266
5/24	$3,172,250	$3,052,634	$2,143,887	$2,312,621
6/24	$3,142,588	$3,147,135	$2,124,055	$2,277,965
7/24	$3,325,243	$3,205,637	$2,339,857	$2,447,208
8/24	$3,386,127	$3,275,420	$2,304,905	$2,440,917
9/24	$3,461,218	$3,343,175	$2,321,014	$2,477,257

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	29.94%	11.38%	13.21%
Russell 3000®IndexFootnote Reference1	35.19%	15.25%	12.82%
Russell 2000® Index	26.76%	9.38%	8.78%
Russell 2500™Index	26.17%	10.42%	9.49%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$15,468,578,819
# of Portfolio Holdings	53
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$100,031,345

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.9%
Consumer Staples	2.4%
Short-Term Investments	4.7%
Health Care	5.5%
Materials	7.2%
Information Technology	13.4%
Consumer Discretionary	14.0%
Financials	22.7%
Industrials	28.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Carlisle Cos., Inc.	5.0%
W.R. Berkley Corp.	4.4%
GoDaddy, Inc., Class A	3.6%
CACI International, Inc., Class A	3.2%
Morningstar, Inc.	3.2%
Booz Allen Hamilton Holding Corp.	3.0%
Teleflex, Inc.	3.0%
Brown & Brown, Inc.	2.7%
Trimble, Inc.	2.7%
Markel Group, Inc.	2.6%
Total	33.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

EISMX-TSR-AR

Eaton Vance Atlanta Capital SMID-Cap Fund

Class R ERSMX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Eaton Vance Atlanta Capital SMID-Cap Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$157	1.37%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2500™ Index (the Index):

↑ An overweight position in website services provider GoDaddy, Inc. doubled in value, driven by strong client retention and the upselling of value-added services

↑ An overweight position in construction materials supplier Carlisle Companies, Inc. rose in value, driven by stable commercial roofing demand and strong pricing

↑ An out-of-Index position in off-price retailer Burlington Stores, Inc. rose in value on improved profits and increased traffic from cost-conscious shoppers

↑ An overweight position in government technology consultant CACI International, Inc. increased in value on share buybacks and improved income during the period

↓ Shares of auto parts supplier LKQ Corp., an out-of-Index position, declined in price on softer auto repair volumes during the period

↓ An overweight position in dental supplier Envista Holdings Corp. lost value due to fewer post-COVID dental visits and inflation that reduced uninsured surgeries

↓ An overweight position in audio technology firm Dolby Laboratories, Inc. fell in value due to slowing consumer demand for electronics with Dolby enhancements

↓ An out-of-Index position in trucking and logistics firm J.B. Hunt Transport Services, Inc. fell in value on softer demand and higher insurance and labor costs

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class R	Russell 3000® Index	Russell 2000® Index	Russell 2500™Index
9/14	$10,000	$10,000	$10,000	$10,000
10/14	$10,585	$10,275	$10,659	$10,443
11/14	$10,857	$10,524	$10,669	$10,533
12/14	$10,778	$10,524	$10,973	$10,677
1/15	$10,614	$10,231	$10,620	$10,458
2/15	$11,321	$10,824	$11,250	$11,081
3/15	$11,415	$10,713	$11,446	$11,229
4/15	$11,307	$10,762	$11,154	$11,032
5/15	$11,494	$10,911	$11,409	$11,268
6/15	$11,738	$10,728	$11,494	$11,190
7/15	$12,042	$10,908	$11,361	$11,169
8/15	$11,377	$10,249	$10,647	$10,508
9/15	$10,970	$9,951	$10,125	$10,038
10/15	$11,747	$10,736	$10,695	$10,599
11/15	$12,061	$10,796	$11,043	$10,807
12/15	$11,768	$10,574	$10,488	$10,367
1/16	$11,164	$9,978	$9,566	$9,540
2/16	$11,360	$9,975	$9,566	$9,607
3/16	$12,145	$10,677	$10,329	$10,408
4/16	$12,266	$10,743	$10,491	$10,561
5/16	$12,623	$10,935	$10,728	$10,784
6/16	$12,538	$10,958	$10,721	$10,779
7/16	$12,729	$11,393	$11,361	$11,342
8/16	$12,814	$11,422	$11,562	$11,432
9/16	$12,724	$11,440	$11,691	$11,487
10/16	$12,165	$11,192	$11,135	$11,021
11/16	$12,804	$11,693	$12,377	$11,958
12/16	$13,024	$11,921	$12,723	$12,190
1/17	$13,019	$12,145	$12,774	$12,360
2/17	$13,673	$12,597	$13,020	$12,657
3/17	$13,694	$12,606	$13,037	$12,648
4/17	$13,835	$12,739	$13,180	$12,746
5/17	$14,008	$12,870	$12,912	$12,603
6/17	$14,368	$12,986	$13,358	$12,918
7/17	$14,603	$13,231	$13,457	$13,052
8/17	$14,410	$13,256	$13,286	$12,944
9/17	$14,854	$13,579	$14,115	$13,531
10/17	$15,367	$13,876	$14,236	$13,740
11/17	$16,114	$14,297	$14,646	$14,192
12/17	$16,165	$14,440	$14,587	$14,240
1/18	$16,854	$15,201	$14,968	$14,674
2/18	$16,214	$14,641	$14,389	$14,070
3/18	$16,322	$14,347	$14,575	$14,206
4/18	$16,312	$14,402	$14,701	$14,239
5/18	$16,762	$14,808	$15,593	$14,909
6/18	$16,903	$14,905	$15,705	$15,017
7/18	$17,479	$15,400	$15,978	$15,307
8/18	$18,249	$15,940	$16,667	$15,964
9/18	$18,222	$15,967	$16,266	$15,722
10/18	$16,420	$14,791	$14,500	$14,126
11/18	$16,958	$15,087	$14,730	$14,392
12/18	$15,220	$13,683	$12,980	$12,815
1/19	$16,400	$14,858	$14,441	$14,291
2/19	$17,328	$15,380	$15,191	$14,966
3/19	$17,620	$15,605	$14,873	$14,842
4/19	$18,537	$16,228	$15,379	$15,363
5/19	$17,936	$15,178	$14,183	$14,270
6/19	$19,179	$16,244	$15,185	$15,282
7/19	$19,593	$16,485	$15,272	$15,441
8/19	$19,535	$16,149	$14,518	$14,823
9/19	$19,680	$16,433	$14,820	$15,086
10/19	$19,430	$16,786	$15,211	$15,375
11/19	$20,078	$17,424	$15,837	$16,035
12/19	$20,363	$17,928	$16,294	$16,374
1/20	$20,087	$17,908	$15,771	$16,041
2/20	$18,092	$16,442	$14,443	$14,696
3/20	$14,784	$14,181	$11,305	$11,507
4/20	$16,780	$16,059	$12,858	$13,182
5/20	$17,991	$16,918	$13,695	$14,155
6/20	$18,054	$17,304	$14,179	$14,564
7/20	$18,625	$18,287	$14,571	$15,144
8/20	$19,504	$19,612	$15,392	$15,830
9/20	$18,612	$18,898	$14,878	$15,421
10/20	$18,750	$18,490	$15,190	$15,700
11/20	$21,227	$20,739	$17,990	$18,258
12/20	$22,542	$21,672	$19,546	$19,647
1/21	$21,782	$21,576	$20,529	$20,129
2/21	$23,104	$22,250	$21,809	$21,442
3/21	$24,412	$23,048	$22,028	$21,795
4/21	$25,912	$24,236	$22,491	$22,665
5/21	$25,934	$24,346	$22,537	$22,712
6/21	$25,670	$24,947	$22,974	$22,981
7/21	$25,997	$25,369	$22,144	$22,578
8/21	$26,232	$26,092	$22,639	$23,091
9/21	$25,016	$24,921	$21,972	$22,364
10/21	$26,580	$26,607	$22,907	$23,461
11/21	$25,599	$26,202	$21,952	$22,482
12/21	$27,412	$27,234	$22,442	$23,220
1/22	$25,444	$25,631	$20,282	$21,287
2/22	$25,541	$24,986	$20,498	$21,527
3/22	$26,092	$25,796	$20,753	$21,869
4/22	$24,626	$23,481	$18,697	$20,006
5/22	$24,755	$23,450	$18,725	$20,073
6/22	$22,982	$21,488	$17,185	$18,155
7/22	$24,901	$23,504	$18,979	$20,034
8/22	$24,253	$22,627	$18,591	$19,501
9/22	$22,310	$20,528	$16,809	$17,644
10/22	$24,245	$22,212	$18,659	$19,337
11/22	$25,905	$23,371	$19,095	$20,153
12/22	$24,873	$22,003	$17,856	$18,954
1/23	$26,406	$23,518	$19,596	$20,850
2/23	$25,411	$22,968	$19,265	$20,360
3/23	$25,083	$23,583	$18,345	$19,597
4/23	$25,047	$23,834	$18,015	$19,341
5/23	$24,253	$23,927	$17,849	$19,002
6/23	$26,059	$25,560	$19,300	$20,621
7/23	$27,026	$26,477	$20,480	$21,646
8/23	$26,497	$25,966	$19,455	$20,796
9/23	$25,466	$24,729	$18,310	$19,635
10/23	$24,609	$24,073	$17,061	$18,442
11/23	$26,752	$26,318	$18,606	$20,102
12/23	$28,223	$27,714	$20,879	$22,257
1/24	$28,383	$28,021	$20,067	$21,675
2/24	$29,863	$29,538	$21,201	$22,854
3/24	$30,900	$30,491	$21,960	$23,797
4/24	$28,996	$29,149	$20,415	$22,203
5/24	$30,231	$30,526	$21,439	$23,126
6/24	$29,929	$31,471	$21,241	$22,780
7/24	$31,654	$32,056	$23,399	$24,472
8/24	$32,229	$32,754	$23,049	$24,409
9/24	$32,928	$33,432	$23,210	$24,773

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class R	29.30%	10.83%	12.65%
Russell 3000®IndexFootnote Reference1	35.19%	15.25%	12.82%
Russell 2000® Index	26.76%	9.38%	8.78%
Russell 2500™Index	26.17%	10.42%	9.49%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$15,468,578,819
# of Portfolio Holdings	53
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$100,031,345

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.9%
Consumer Staples	2.4%
Short-Term Investments	4.7%
Health Care	5.5%
Materials	7.2%
Information Technology	13.4%
Consumer Discretionary	14.0%
Financials	22.7%
Industrials	28.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Carlisle Cos., Inc.	5.0%
W.R. Berkley Corp.	4.4%
GoDaddy, Inc., Class A	3.6%
CACI International, Inc., Class A	3.2%
Morningstar, Inc.	3.2%
Booz Allen Hamilton Holding Corp.	3.0%
Teleflex, Inc.	3.0%
Brown & Brown, Inc.	2.7%
Trimble, Inc.	2.7%
Markel Group, Inc.	2.6%
Total	33.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

ERSMX-TSR-AR

Eaton Vance Atlanta Capital SMID-Cap Fund

Class R6 ERASX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Eaton Vance Atlanta Capital SMID-Cap Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$93	0.81%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2500™ Index (the Index):

↑ An overweight position in website services provider GoDaddy, Inc. doubled in value, driven by strong client retention and the upselling of value-added services

↑ An overweight position in construction materials supplier Carlisle Companies, Inc. rose in value, driven by stable commercial roofing demand and strong pricing

↑ An out-of-Index position in off-price retailer Burlington Stores, Inc. rose in value on improved profits and increased traffic from cost-conscious shoppers

↑ An overweight position in government technology consultant CACI International, Inc. increased in value on share buybacks and improved income during the period

↓ Shares of auto parts supplier LKQ Corp., an out-of-Index position, declined in price on softer auto repair volumes during the period

↓ An overweight position in dental supplier Envista Holdings Corp. lost value due to fewer post-COVID dental visits and inflation that reduced uninsured surgeries

↓ An overweight position in audio technology firm Dolby Laboratories, Inc. fell in value due to slowing consumer demand for electronics with Dolby enhancements

↓ An out-of-Index position in trucking and logistics firm J.B. Hunt Transport Services, Inc. fell in value on softer demand and higher insurance and labor costs

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Russell 3000® Index	Russell 2000® Index	Russell 2500™Index
9/14	$5,000,000	$5,000,000	$5,000,000	$5,000,000
10/14	$5,297,050	$5,137,566	$5,329,596	$5,221,296
11/14	$5,434,150	$5,262,069	$5,334,373	$5,266,626
12/14	$5,397,997	$5,262,010	$5,486,403	$5,338,334
1/15	$5,318,804	$5,115,560	$5,309,927	$5,228,963
2/15	$5,674,104	$5,411,756	$5,625,158	$5,540,713
3/15	$5,725,473	$5,356,740	$5,723,155	$5,614,264
4/15	$5,674,077	$5,380,970	$5,577,199	$5,515,926
5/15	$5,770,452	$5,455,396	$5,704,527	$5,634,163
6/15	$5,896,736	$5,364,125	$5,747,245	$5,595,042
7/15	$6,050,903	$5,453,842	$5,680,451	$5,584,648
8/15	$5,719,111	$5,124,596	$5,323,487	$5,253,982
9/15	$5,517,893	$4,975,266	$5,062,300	$5,018,936
10/15	$5,911,759	$5,368,239	$5,347,511	$5,299,419
11/15	$6,074,488	$5,397,998	$5,521,460	$5,403,503
12/15	$5,927,864	$5,287,202	$5,244,228	$5,183,454
1/16	$5,628,760	$4,988,870	$4,783,079	$4,770,143
2/16	$5,729,239	$4,987,263	$4,782,865	$4,803,650
3/16	$6,128,922	$5,338,397	$5,164,594	$5,203,808
4/16	$6,190,606	$5,371,482	$5,245,650	$5,280,558
5/16	$6,375,612	$5,467,580	$5,363,808	$5,391,886
6/16	$6,334,576	$5,478,822	$5,360,426	$5,389,726
7/16	$6,435,048	$5,696,260	$5,680,480	$5,670,811
8/16	$6,482,973	$5,710,790	$5,780,934	$5,716,035
9/16	$6,437,362	$5,719,767	$5,845,324	$5,743,437
10/16	$6,158,842	$5,596,017	$5,567,437	$5,510,321
11/16	$6,487,638	$5,846,451	$6,188,274	$5,979,086
12/16	$6,601,106	$5,960,533	$6,361,667	$6,095,170
1/17	$6,601,144	$6,072,722	$6,386,760	$6,179,753
2/17	$6,936,795	$6,298,576	$6,510,017	$6,328,623
3/17	$6,951,067	$6,302,861	$6,518,536	$6,324,131
4/17	$7,024,328	$6,369,670	$6,590,021	$6,372,924
5/17	$7,116,425	$6,434,857	$6,455,954	$6,301,678
6/17	$7,303,237	$6,492,928	$6,679,125	$6,459,120
7/17	$7,426,034	$6,615,352	$6,728,748	$6,526,004
8/17	$7,331,527	$6,628,098	$6,643,145	$6,471,847
9/17	$7,560,722	$6,789,743	$7,057,736	$6,765,373
10/17	$7,825,488	$6,937,910	$7,117,899	$6,870,231
11/17	$8,210,639	$7,148,580	$7,323,032	$7,095,932
12/17	$8,240,721	$7,220,030	$7,293,476	$7,119,812
1/18	$8,597,194	$7,600,601	$7,484,085	$7,336,958
2/18	$8,272,331	$7,320,446	$7,194,289	$7,035,248
3/18	$8,333,488	$7,173,495	$7,287,338	$7,102,779
4/18	$8,330,954	$7,200,759	$7,350,339	$7,119,606
5/18	$8,567,889	$7,404,039	$7,796,509	$7,454,394
6/18	$8,643,521	$7,452,460	$7,852,377	$7,508,261
7/18	$8,941,625	$7,699,777	$7,989,232	$7,653,530
8/18	$9,339,756	$7,970,176	$8,333,647	$7,981,811
9/18	$9,330,120	$7,983,369	$8,133,204	$7,860,878
10/18	$8,411,759	$7,395,532	$7,249,804	$7,062,813
11/18	$8,692,638	$7,543,654	$7,365,039	$7,196,209
12/18	$7,806,171	$6,841,571	$6,490,176	$6,407,680
1/19	$8,415,567	$7,428,810	$7,220,311	$7,145,386
2/19	$8,894,787	$7,690,075	$7,595,679	$7,482,851
3/19	$9,051,018	$7,802,364	$7,436,707	$7,421,219
4/19	$9,525,020	$8,113,927	$7,689,336	$7,681,269
5/19	$9,222,853	$7,588,860	$7,091,316	$7,134,771
6/19	$9,866,132	$8,121,876	$7,592,511	$7,640,953
7/19	$10,084,787	$8,242,608	$7,636,223	$7,720,435
8/19	$10,058,835	$8,074,580	$7,259,191	$7,411,583
9/19	$10,137,101	$8,216,296	$7,410,229	$7,542,975
10/19	$10,014,666	$8,393,167	$7,605,388	$7,687,376
11/19	$10,353,159	$8,712,206	$7,918,462	$8,017,310
12/19	$10,506,517	$8,963,761	$8,146,787	$8,186,843
1/20	$10,367,494	$8,953,970	$7,885,507	$8,020,619
2/20	$9,341,643	$8,220,879	$7,221,688	$7,348,076
3/20	$7,640,154	$7,090,362	$5,652,669	$5,753,564
4/20	$8,674,387	$8,029,411	$6,429,088	$6,590,765
5/20	$9,305,422	$8,458,811	$6,847,459	$7,077,583
6/20	$9,341,720	$8,652,195	$7,089,499	$7,281,988
7/20	$9,642,021	$9,143,496	$7,285,725	$7,572,155
8/20	$10,103,526	$9,805,891	$7,696,227	$7,914,987
9/20	$9,644,820	$9,448,848	$7,439,148	$7,710,349
10/20	$9,722,752	$9,244,912	$7,594,952	$7,849,981
11/20	$11,012,023	$10,369,585	$8,994,890	$9,128,774
12/20	$11,697,807	$10,836,092	$9,772,952	$9,823,659
1/21	$11,308,455	$10,787,894	$10,264,749	$10,064,377
2/21	$12,003,469	$11,125,094	$10,904,501	$10,720,953
3/21	$12,686,279	$11,523,849	$11,014,023	$10,897,283
4/21	$13,474,370	$12,117,894	$11,245,305	$11,332,633
5/21	$13,493,191	$12,173,212	$11,268,489	$11,356,103
6/21	$13,360,320	$12,473,390	$11,486,810	$11,490,330
7/21	$13,539,684	$12,684,323	$11,072,036	$11,289,060
8/21	$13,669,458	$13,046,052	$11,319,699	$11,545,314
9/21	$13,039,130	$12,460,703	$10,985,940	$11,182,190
10/21	$13,861,028	$13,303,352	$11,453,275	$11,730,479
11/21	$13,357,384	$13,100,858	$10,976,020	$11,241,107
12/21	$14,310,126	$13,616,752	$11,221,206	$11,609,806
1/22	$13,285,026	$12,815,595	$10,140,899	$10,643,466
2/22	$13,343,505	$12,492,779	$10,249,153	$10,763,339
3/22	$13,635,899	$12,897,998	$10,376,715	$10,934,471
4/22	$12,879,114	$11,740,502	$9,348,286	$10,002,826
5/22	$12,951,352	$11,724,761	$9,362,413	$10,036,596
6/22	$12,029,450	$10,743,883	$8,592,420	$9,077,685
7/22	$13,040,791	$11,751,852	$9,489,492	$10,016,931
8/22	$12,710,557	$11,313,282	$9,295,311	$9,750,676
9/22	$11,695,776	$10,264,211	$8,404,490	$8,821,911
10/22	$12,713,997	$11,105,938	$9,329,732	$9,668,310
11/22	$13,591,180	$11,685,626	$9,547,654	$10,076,473
12/22	$13,056,828	$11,001,392	$8,927,989	$9,477,175
1/23	$13,866,495	$11,759,088	$9,798,165	$10,424,752
2/23	$13,351,940	$11,484,246	$9,632,665	$10,180,087
3/23	$13,185,467	$11,791,325	$9,172,418	$9,798,481
4/23	$13,174,116	$11,916,954	$9,007,513	$9,670,649
5/23	$12,761,716	$11,963,320	$8,924,307	$9,501,083
6/23	$13,715,155	$12,780,241	$9,649,868	$10,310,446
7/23	$14,233,494	$13,238,371	$10,239,992	$10,823,045
8/23	$13,961,082	$12,982,821	$9,727,703	$10,398,110
9/23	$13,423,826	$12,364,394	$9,155,012	$9,817,393
10/23	$12,977,375	$12,036,630	$8,530,650	$9,221,110
11/23	$14,116,205	$13,159,025	$9,302,756	$10,051,187
12/23	$14,895,146	$13,857,005	$10,439,400	$11,128,409
1/24	$14,992,475	$14,010,578	$10,033,375	$10,837,337
2/24	$15,778,888	$14,768,978	$10,600,679	$11,426,841
3/24	$16,331,714	$15,245,387	$10,980,172	$11,898,437
4/24	$15,338,964	$14,574,564	$10,207,359	$11,101,330
5/24	$15,996,904	$15,263,169	$10,719,434	$11,563,104
6/24	$15,845,072	$15,735,677	$10,620,275	$11,389,827
7/24	$16,767,746	$16,028,187	$11,699,286	$12,236,038
8/24	$17,075,303	$16,377,100	$11,524,524	$12,204,583
9/24	$17,450,989	$16,715,874	$11,605,069	$12,386,284

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class R6	30.01%	11.46%	13.30%
Russell 3000®IndexFootnote Reference1	35.19%	15.25%	12.82%
Russell 2000® Index	26.76%	9.38%	8.78%
Russell 2500™Index	26.17%	10.42%	9.49%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$15,468,578,819
# of Portfolio Holdings	53
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$100,031,345

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.9%
Consumer Staples	2.4%
Short-Term Investments	4.7%
Health Care	5.5%
Materials	7.2%
Information Technology	13.4%
Consumer Discretionary	14.0%
Financials	22.7%
Industrials	28.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Carlisle Cos., Inc.	5.0%
W.R. Berkley Corp.	4.4%
GoDaddy, Inc., Class A	3.6%
CACI International, Inc., Class A	3.2%
Morningstar, Inc.	3.2%
Booz Allen Hamilton Holding Corp.	3.0%
Teleflex, Inc.	3.0%
Brown & Brown, Inc.	2.7%
Trimble, Inc.	2.7%
Markel Group, Inc.	2.6%
Total	33.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

ERASX-TSR-AR

Eaton Vance Atlanta Capital Focused Growth Fund

Class A EAALX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Eaton Vance Atlanta Capital Focused Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.01%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ Not owning Index component NVIDIA Corp., a major microchip supplier for artificial intelligence (AI) applications, hurt returns as NVIDIA’s stock price tripled

↓ Not owning Meta Platforms, Inc. ― Facebook’s parent ― hampered relative performance as Meta’s stock price rose on strong advertising revenue and user growth

↓ An overweight position in discount retailer Dollar General Corp. declined in value as its core customers reduced their spending amid financial challenges

↓ Though payment card network Visa, Inc.’s stock performed well on strong consumer spending, it lagged the Index and an overweight position hurt relative returns

↑ Not owning Index component and electric vehicle maker Tesla, Inc. helped performance as weakening sales and increased competition weighed on its stock price

↑ Not owning Index component Apple, Inc. helped returns as demand for its iPhone 16 proved sluggish amid the company’s delayed and unclear AI business strategy

↑ Not owning Index component and health insurer UnitedHealth Group, Inc. aided returns as rising medical costs and a cyberattack weighed on its stock price

↑ An overweight position in electrical and fiber-optic hardware maker Amphenol Corp. rose in value as the company reported strong profits and revenue growth

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	S&P 500® Index	Russell 1000® Growth Index
9/14	$9,475	$10,000	$10,000
10/14	$9,818	$10,244	$10,264
11/14	$10,017	$10,520	$10,589
12/14	$9,927	$10,493	$10,478
1/15	$9,692	$10,178	$10,318
2/15	$10,330	$10,763	$11,006
3/15	$10,061	$10,593	$10,881
4/15	$10,102	$10,695	$10,935
5/15	$10,283	$10,832	$11,089
6/15	$10,054	$10,622	$10,894
7/15	$10,303	$10,845	$11,263
8/15	$9,745	$10,191	$10,579
9/15	$9,490	$9,939	$10,317
10/15	$10,370	$10,777	$11,206
11/15	$10,323	$10,809	$11,237
12/15	$10,180	$10,638	$11,072
1/16	$9,586	$10,111	$10,454
2/16	$9,562	$10,097	$10,450
3/16	$10,163	$10,782	$11,154
4/16	$10,033	$10,824	$11,053
5/16	$10,318	$11,018	$11,267
6/16	$10,098	$11,047	$11,223
7/16	$10,570	$11,454	$11,753
8/16	$10,472	$11,470	$11,694
9/16	$10,472	$11,472	$11,737
10/16	$10,302	$11,263	$11,461
11/16	$10,432	$11,680	$11,711
12/16	$10,500	$11,911	$11,856
1/17	$10,821	$12,137	$12,255
2/17	$11,085	$12,619	$12,764
3/17	$11,189	$12,633	$12,912
4/17	$11,584	$12,763	$13,207
5/17	$12,009	$12,943	$13,551
6/17	$11,811	$13,023	$13,515
7/17	$12,018	$13,291	$13,874
8/17	$12,122	$13,332	$14,129
9/17	$12,499	$13,607	$14,312
10/17	$12,913	$13,925	$14,867
11/17	$13,253	$14,352	$15,318
12/17	$13,345	$14,511	$15,438
1/18	$14,396	$15,342	$16,531
2/18	$14,060	$14,777	$16,098
3/18	$13,920	$14,401	$15,656
4/18	$14,032	$14,456	$15,711
5/18	$14,298	$14,804	$16,400
6/18	$14,523	$14,896	$16,557
7/18	$15,181	$15,450	$17,044
8/18	$15,686	$15,953	$17,975
9/18	$15,868	$16,044	$18,076
10/18	$15,167	$14,947	$16,459
11/18	$15,574	$15,252	$16,634
12/18	$14,486	$13,875	$15,204
1/19	$15,594	$14,987	$16,571
2/19	$16,490	$15,468	$17,164
3/19	$17,158	$15,769	$17,652
4/19	$17,745	$16,407	$18,450
5/19	$17,256	$15,364	$17,284
6/19	$18,331	$16,447	$18,471
7/19	$18,592	$16,684	$18,888
8/19	$18,934	$16,419	$18,744
9/19	$18,869	$16,727	$18,746
10/19	$19,000	$17,089	$19,274
11/19	$19,521	$17,709	$20,129
12/19	$20,004	$18,244	$20,737
1/20	$20,461	$18,236	$21,200
2/20	$19,156	$16,735	$19,757
3/20	$17,393	$14,668	$17,813
4/20	$19,792	$16,549	$20,449
5/20	$21,114	$17,337	$21,822
6/20	$21,146	$17,682	$22,772
7/20	$22,451	$18,679	$24,524
8/20	$23,822	$20,021	$27,055
9/20	$23,267	$19,260	$25,782
10/20	$22,794	$18,748	$24,906
11/20	$25,029	$20,801	$27,456
12/20	$25,395	$21,600	$28,719
1/21	$24,575	$21,382	$28,506
2/21	$25,034	$21,972	$28,500
3/21	$25,953	$22,934	$28,990
4/21	$27,872	$24,158	$30,962
5/21	$27,741	$24,327	$30,534
6/21	$28,758	$24,895	$32,449
7/21	$30,530	$25,486	$33,519
8/21	$31,596	$26,261	$34,772
9/21	$29,956	$25,040	$32,824
10/21	$31,760	$26,794	$35,668
11/21	$31,465	$26,608	$35,886
12/21	$33,035	$27,801	$36,644
1/22	$30,224	$26,362	$33,499
2/22	$28,199	$25,573	$32,077
3/22	$29,354	$26,522	$33,331
4/22	$27,446	$24,209	$29,306
5/22	$27,128	$24,254	$28,625
6/22	$25,588	$22,252	$26,357
7/22	$27,948	$24,304	$29,521
8/22	$26,559	$23,312	$28,146
9/22	$24,249	$21,165	$25,409
10/22	$25,638	$22,879	$26,895
11/22	$27,345	$24,158	$28,120
12/22	$26,286	$22,766	$25,967
1/23	$27,679	$24,196	$28,132
2/23	$26,672	$23,606	$27,798
3/23	$28,048	$24,473	$29,698
4/23	$28,433	$24,855	$29,991
5/23	$28,148	$24,963	$31,358
6/23	$29,809	$26,612	$33,502
7/23	$30,748	$27,467	$34,631
8/23	$30,883	$27,030	$34,320
9/23	$29,021	$25,741	$32,453
10/23	$28,366	$25,200	$31,991
11/23	$31,621	$27,501	$35,479
12/23	$32,925	$28,750	$37,050
1/24	$33,329	$29,233	$37,974
2/24	$34,691	$30,794	$40,565
3/24	$35,028	$31,785	$41,279
4/24	$33,732	$30,487	$39,528
5/24	$34,893	$31,999	$41,894
6/24	$35,718	$33,147	$44,719
7/24	$36,542	$33,550	$43,959
8/24	$36,979	$34,364	$44,874
9/24	$37,306	$35,098	$46,145

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	28.53%	14.58%	14.67%
Class A with 5.25% Maximum Sales Charge	21.77%	13.36%	14.06%
S&P 500®IndexFootnote Reference1	36.35%	15.96%	13.37%
Russell 1000® Growth Index	42.19%	19.72%	16.51%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,219,176,048
# of Portfolio Holdings	24
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$7,424,694

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials 24.6%
Information Technology 23.2%
Health Care 16.7%
Materials 7.9%
Communication Services 7.0%
Industrials 6.8%
Consumer Discretionary 4.6%
Real Estate 4.4%
Short-Term Investments 3.4%
Consumer Staples 1.4%

Value	Value
Consumer Staples	1.4%
Short-Term Investments	3.4%
Real Estate	4.4%
Consumer Discretionary	4.6%
Industrials	6.8%
Communication Services	7.0%
Materials	7.9%
Health Care	16.7%
Information Technology	23.2%
Financials	24.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Visa, Inc., Class A	8.1%
Alphabet, Inc., Class C	7.0%
Microsoft Corp.	6.4%
Danaher Corp.	6.2%
Thermo Fisher Scientific, Inc.	6.1%
Mastercard, Inc., Class A	5.5%
S&P Global, Inc.	5.1%
TJX Cos., Inc.	4.6%
American Tower Corp.	4.4%
Zoetis, Inc.	4.4%
Total	57.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

EAALX-TSR-AR

Eaton Vance Atlanta Capital Focused Growth Fund

Class C EAGCX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Eaton Vance Atlanta Capital Focused Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$200	1.76%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ Not owning Index component NVIDIA Corp., a major microchip supplier for artificial intelligence (AI) applications, hurt returns as NVIDIA’s stock price tripled

↓ Not owning Meta Platforms, Inc. ― Facebook’s parent ― hampered relative performance as Meta’s stock price rose on strong advertising revenue and user growth

↓ An overweight position in discount retailer Dollar General Corp. declined in value as its core customers reduced their spending amid financial challenges

↓ Though payment card network Visa, Inc.’s stock performed well on strong consumer spending, it lagged the Index and an overweight position hurt relative returns

↑ Not owning Index component and electric vehicle maker Tesla, Inc. helped performance as weakening sales and increased competition weighed on its stock price

↑ Not owning Index component Apple, Inc. helped returns as demand for its iPhone 16 proved sluggish amid the company’s delayed and unclear AI business strategy

↑ Not owning Index component and health insurer UnitedHealth Group, Inc. aided returns as rising medical costs and a cyberattack weighed on its stock price

↑ An overweight position in electrical and fiber-optic hardware maker Amphenol Corp. rose in value as the company reported strong profits and revenue growth

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	S&P 500® Index	Russell 1000® Growth Index
9/14	$10,000	$10,000	$10,000
10/14	$10,362	$10,244	$10,264
11/14	$10,564	$10,520	$10,589
12/14	$10,465	$10,493	$10,478
1/15	$10,206	$10,178	$10,318
2/15	$10,874	$10,763	$11,006
3/15	$10,580	$10,593	$10,881
4/15	$10,623	$10,695	$10,935
5/15	$10,803	$10,832	$11,089
6/15	$10,558	$10,622	$10,894
7/15	$10,810	$10,845	$11,263
8/15	$10,221	$10,191	$10,579
9/15	$9,947	$9,939	$10,317
10/15	$10,860	$10,777	$11,206
11/15	$10,803	$10,809	$11,237
12/15	$10,651	$10,638	$11,072
1/16	$10,025	$10,111	$10,454
2/16	$9,990	$10,097	$10,450
3/16	$10,616	$10,782	$11,154
4/16	$10,468	$10,824	$11,053
5/16	$10,755	$11,018	$11,267
6/16	$10,520	$11,047	$11,223
7/16	$11,007	$11,454	$11,753
8/16	$10,903	$11,470	$11,694
9/16	$10,894	$11,472	$11,737
10/16	$10,711	$11,263	$11,461
11/16	$10,833	$11,680	$11,711
12/16	$10,906	$11,911	$11,856
1/17	$11,230	$12,137	$12,255
2/17	$11,493	$12,619	$12,764
3/17	$11,594	$12,633	$12,912
4/17	$11,999	$12,763	$13,207
5/17	$12,424	$12,943	$13,551
6/17	$12,221	$13,023	$13,515
7/17	$12,423	$13,291	$13,874
8/17	$12,525	$13,332	$14,129
9/17	$12,899	$13,607	$14,312
10/17	$13,314	$13,925	$14,867
11/17	$13,658	$14,352	$15,318
12/17	$13,752	$14,511	$15,438
1/18	$14,827	$15,342	$16,531
2/18	$14,474	$14,777	$16,098
3/18	$14,305	$14,401	$15,656
4/18	$14,428	$14,456	$15,711
5/18	$14,688	$14,804	$16,400
6/18	$14,919	$14,896	$16,557
7/18	$15,579	$15,450	$17,044
8/18	$16,085	$15,953	$17,975
9/18	$16,254	$16,044	$18,076
10/18	$15,533	$14,947	$16,459
11/18	$15,932	$15,252	$16,634
12/18	$14,816	$13,875	$15,204
1/19	$15,935	$14,987	$16,571
2/19	$16,837	$15,468	$17,164
3/19	$17,504	$15,769	$17,652
4/19	$18,118	$16,407	$18,450
5/19	$17,595	$15,364	$17,284
6/19	$18,678	$16,447	$18,471
7/19	$18,930	$16,684	$18,888
8/19	$19,273	$16,419	$18,744
9/19	$19,183	$16,727	$18,746
10/19	$19,309	$17,089	$19,274
11/19	$19,832	$17,709	$20,129
12/19	$20,313	$18,244	$20,737
1/20	$20,747	$18,236	$21,200
2/20	$19,428	$16,735	$19,757
3/20	$17,638	$14,668	$17,813
4/20	$20,042	$16,549	$20,449
5/20	$21,361	$17,337	$21,822
6/20	$21,397	$17,682	$22,772
7/20	$22,680	$18,679	$24,524
8/20	$24,054	$20,021	$27,055
9/20	$23,475	$19,260	$25,782
10/20	$22,987	$18,748	$24,906
11/20	$25,228	$20,801	$27,456
12/20	$25,579	$21,600	$28,719
1/21	$24,743	$21,382	$28,506
2/21	$25,197	$21,972	$28,500
3/21	$26,106	$22,934	$28,990
4/21	$27,997	$24,158	$30,962
5/21	$27,851	$24,327	$30,534
6/21	$28,869	$24,895	$32,449
7/21	$30,614	$25,486	$33,519
8/21	$31,669	$26,261	$34,772
9/21	$29,996	$25,040	$32,824
10/21	$31,796	$26,794	$35,668
11/21	$31,469	$26,608	$35,886
12/21	$33,027	$27,801	$36,644
1/22	$30,202	$26,362	$33,499
2/22	$28,157	$25,573	$32,077
3/22	$29,291	$26,522	$33,331
4/22	$27,377	$24,209	$29,306
5/22	$27,042	$24,254	$28,625
6/22	$25,481	$22,252	$26,357
7/22	$27,823	$24,304	$29,521
8/22	$26,429	$23,312	$28,146
9/22	$24,124	$21,165	$25,409
10/22	$25,481	$22,879	$26,895
11/22	$27,154	$24,158	$28,120
12/22	$26,089	$22,766	$25,967
1/23	$27,449	$24,196	$28,132
2/23	$26,443	$23,606	$27,798
3/23	$27,785	$24,473	$29,698
4/23	$28,139	$24,855	$29,991
5/23	$27,841	$24,963	$31,358
6/23	$29,481	$26,612	$33,502
7/23	$30,375	$27,467	$34,631
8/23	$30,506	$27,030	$34,320
9/23	$28,642	$25,741	$32,453
10/23	$27,990	$25,200	$31,991
11/23	$31,177	$27,501	$35,479
12/23	$32,442	$28,750	$37,050
1/24	$32,797	$29,233	$37,974
2/24	$34,123	$30,794	$40,565
3/24	$34,441	$31,785	$41,279
4/24	$33,152	$30,487	$39,528
5/24	$34,273	$31,999	$41,894
6/24	$35,057	$33,147	$44,719
7/24	$35,842	$33,550	$43,959
8/24	$36,253	$34,364	$44,874
9/24	$37,109	$35,098	$46,145

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C	27.55%	13.74%	14.00%
Class C with 1% Maximum Deferred Sales Charge	26.55%	13.74%	14.00%
S&P 500®IndexFootnote Reference1	36.35%	15.96%	13.37%
Russell 1000® Growth Index	42.19%	19.72%	16.51%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,219,176,048
# of Portfolio Holdings	24
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$7,424,694

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	1.4%
Short-Term Investments	3.4%
Real Estate	4.4%
Consumer Discretionary	4.6%
Industrials	6.8%
Communication Services	7.0%
Materials	7.9%
Health Care	16.7%
Information Technology	23.2%
Financials	24.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Visa, Inc., Class A	8.1%
Alphabet, Inc., Class C	7.0%
Microsoft Corp.	6.4%
Danaher Corp.	6.2%
Thermo Fisher Scientific, Inc.	6.1%
Mastercard, Inc., Class A	5.5%
S&P Global, Inc.	5.1%
TJX Cos., Inc.	4.6%
American Tower Corp.	4.4%
Zoetis, Inc.	4.4%
Total	57.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

EAGCX-TSR-AR

Eaton Vance Atlanta Capital Focused Growth Fund

Class I EILGX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Eaton Vance Atlanta Capital Focused Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	0.76%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ Not owning Index component NVIDIA Corp., a major microchip supplier for artificial intelligence (AI) applications, hurt returns as NVIDIA’s stock price tripled

↓ Not owning Meta Platforms, Inc. ― Facebook’s parent ― hampered relative performance as Meta’s stock price rose on strong advertising revenue and user growth

↓ An overweight position in discount retailer Dollar General Corp. declined in value as its core customers reduced their spending amid financial challenges

↓ Though payment card network Visa, Inc.’s stock performed well on strong consumer spending, it lagged the Index and an overweight position hurt relative returns

↑ Not owning Index component and electric vehicle maker Tesla, Inc. helped performance as weakening sales and increased competition weighed on its stock price

↑ Not owning Index component Apple, Inc. helped returns as demand for its iPhone 16 proved sluggish amid the company’s delayed and unclear AI business strategy

↑ Not owning Index component and health insurer UnitedHealth Group, Inc. aided returns as rising medical costs and a cyberattack weighed on its stock price

↑ An overweight position in electrical and fiber-optic hardware maker Amphenol Corp. rose in value as the company reported strong profits and revenue growth

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	S&P 500® Index	Russell 1000® Growth Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,036,729	$1,024,425	$1,026,352
11/14	$1,057,519	$1,051,977	$1,058,875
12/14	$1,048,723	$1,049,327	$1,047,843
1/15	$1,023,144	$1,017,827	$1,031,798
2/15	$1,090,852	$1,076,323	$1,100,573
3/15	$1,063,017	$1,059,301	$1,088,056
4/15	$1,067,524	$1,069,463	$1,093,505
5/15	$1,087,082	$1,083,216	$1,108,897
6/15	$1,063,006	$1,062,247	$1,089,362
7/15	$1,089,330	$1,084,502	$1,126,303
8/15	$1,030,654	$1,019,070	$1,057,904
9/15	$1,004,328	$993,855	$1,031,734
10/15	$1,097,608	$1,077,691	$1,120,572
11/15	$1,092,340	$1,080,895	$1,123,718
12/15	$1,078,101	$1,063,848	$1,107,227
1/16	$1,015,175	$1,011,055	$1,045,414
2/16	$1,013,327	$1,009,691	$1,044,968
3/16	$1,077,178	$1,078,187	$1,115,442
4/16	$1,063,301	$1,082,366	$1,105,256
5/16	$1,092,912	$1,101,804	$1,126,719
6/16	$1,069,777	$1,104,659	$1,122,294
7/16	$1,120,672	$1,145,386	$1,175,269
8/16	$1,110,487	$1,146,994	$1,169,430
9/16	$1,111,408	$1,147,211	$1,173,707
10/16	$1,092,901	$1,126,284	$1,146,145
11/16	$1,106,782	$1,167,996	$1,171,083
12/16	$1,114,633	$1,191,083	$1,185,580
1/17	$1,149,462	$1,213,674	$1,225,533
2/17	$1,176,675	$1,261,864	$1,276,436
3/17	$1,187,561	$1,263,336	$1,291,200
4/17	$1,230,013	$1,276,310	$1,320,730
5/17	$1,275,736	$1,294,271	$1,355,072
6/17	$1,255,051	$1,302,349	$1,351,502
7/17	$1,277,906	$1,329,129	$1,387,424
8/17	$1,288,793	$1,333,198	$1,412,857
9/17	$1,329,060	$1,360,699	$1,431,227
10/17	$1,372,599	$1,392,452	$1,486,683
11/17	$1,409,605	$1,435,158	$1,531,848
12/17	$1,420,416	$1,451,115	$1,543,774
1/18	$1,531,887	$1,534,197	$1,653,114
2/18	$1,496,424	$1,477,651	$1,609,767
3/18	$1,481,226	$1,440,099	$1,565,623
4/18	$1,494,737	$1,445,625	$1,571,092
5/18	$1,521,755	$1,480,438	$1,639,955
6/18	$1,547,093	$1,489,550	$1,655,746
7/18	$1,618,025	$1,544,982	$1,704,352
8/18	$1,672,069	$1,595,326	$1,797,540
9/18	$1,690,646	$1,604,406	$1,807,587
10/18	$1,616,331	$1,494,745	$1,645,940
11/18	$1,660,240	$1,525,205	$1,663,422
12/18	$1,546,256	$1,387,493	$1,520,405
1/19	$1,664,586	$1,498,681	$1,657,069
2/19	$1,758,847	$1,546,801	$1,716,358
3/19	$1,831,044	$1,576,858	$1,765,211
4/19	$1,895,220	$1,640,704	$1,844,963
5/19	$1,841,069	$1,536,441	$1,728,411
6/19	$1,957,381	$1,644,723	$1,847,112
7/19	$1,985,458	$1,668,361	$1,888,821
8/19	$2,021,556	$1,641,934	$1,874,355
9/19	$2,015,532	$1,672,655	$1,874,588
10/19	$2,031,566	$1,708,885	$1,927,436
11/19	$2,087,727	$1,770,915	$2,012,943
12/19	$2,139,539	$1,824,365	$2,073,675
1/20	$2,187,760	$1,823,650	$2,120,033
2/20	$2,049,134	$1,673,528	$1,975,655
3/20	$1,862,297	$1,466,826	$1,781,299
4/20	$2,117,436	$1,654,864	$2,044,879
5/20	$2,260,080	$1,733,682	$2,182,161
6/20	$2,264,101	$1,768,160	$2,277,183
7/20	$2,402,715	$1,867,858	$2,452,387
8/20	$2,551,377	$2,002,121	$2,705,454
9/20	$2,491,103	$1,926,047	$2,578,163
10/20	$2,440,875	$1,874,826	$2,490,604
11/20	$2,681,964	$2,080,052	$2,745,621
12/20	$2,721,016	$2,160,026	$2,871,895
1/21	$2,634,082	$2,138,219	$2,850,647
2/21	$2,684,622	$2,197,180	$2,849,987
3/21	$2,783,670	$2,293,407	$2,898,950
4/21	$2,989,883	$2,415,803	$3,096,191
5/21	$2,975,721	$2,432,676	$3,053,367
6/21	$3,086,916	$2,489,466	$3,244,928
7/21	$3,276,948	$2,548,603	$3,351,869
8/21	$3,392,177	$2,626,095	$3,477,191
9/21	$3,216,301	$2,503,956	$3,282,449
10/21	$3,412,392	$2,679,388	$3,566,759
11/21	$3,380,047	$2,660,823	$3,588,567
12/21	$3,549,345	$2,780,070	$3,664,439
1/22	$3,247,361	$2,636,210	$3,349,938
2/22	$3,030,181	$2,557,278	$3,207,655
3/22	$3,156,352	$2,652,229	$3,333,131
4/22	$2,951,583	$2,420,949	$2,930,616
5/22	$2,918,488	$2,425,391	$2,862,486
6/22	$2,753,018	$2,225,190	$2,635,745
7/22	$3,007,429	$2,430,362	$2,952,090
8/22	$2,860,574	$2,331,248	$2,814,570
9/22	$2,612,368	$2,116,543	$2,540,949
10/22	$2,761,291	$2,287,901	$2,689,464
11/22	$2,945,377	$2,415,758	$2,812,015
12/22	$2,829,870	$2,276,576	$2,596,736
1/23	$2,981,322	$2,419,622	$2,813,167
2/23	$2,875,513	$2,360,586	$2,779,757
3/23	$3,022,815	$2,447,253	$2,969,771
4/23	$3,064,309	$2,485,450	$2,999,071
5/23	$3,035,263	$2,496,254	$3,135,763
6/23	$3,215,761	$2,661,194	$3,350,204
7/23	$3,315,346	$2,746,685	$3,463,072
8/23	$3,331,943	$2,702,954	$3,431,977
9/23	$3,132,773	$2,574,083	$3,245,333
10/23	$3,062,234	$2,519,959	$3,199,128
11/23	$3,414,931	$2,750,095	$3,547,868
12/23	$3,555,807	$2,875,033	$3,704,974
1/24	$3,599,628	$2,923,346	$3,797,382
2/24	$3,747,787	$3,079,440	$4,056,467
3/24	$3,785,348	$3,178,520	$4,127,878
4/24	$3,645,537	$3,048,694	$3,952,790
5/24	$3,772,828	$3,199,863	$4,189,425
6/24	$3,862,558	$3,314,681	$4,471,925
7/24	$3,952,288	$3,355,028	$4,395,855
8/24	$4,000,283	$3,436,410	$4,487,412
9/24	$4,035,982	$3,509,802	$4,614,542

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	28.82%	14.88%	14.96%
S&P 500®IndexFootnote Reference1	36.35%	15.96%	13.37%
Russell 1000® Growth Index	42.19%	19.72%	16.51%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,219,176,048
# of Portfolio Holdings	24
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$7,424,694

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	1.4%
Short-Term Investments	3.4%
Real Estate	4.4%
Consumer Discretionary	4.6%
Industrials	6.8%
Communication Services	7.0%
Materials	7.9%
Health Care	16.7%
Information Technology	23.2%
Financials	24.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Visa, Inc., Class A	8.1%
Alphabet, Inc., Class C	7.0%
Microsoft Corp.	6.4%
Danaher Corp.	6.2%
Thermo Fisher Scientific, Inc.	6.1%
Mastercard, Inc., Class A	5.5%
S&P Global, Inc.	5.1%
TJX Cos., Inc.	4.6%
American Tower Corp.	4.4%
Zoetis, Inc.	4.4%
Total	57.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

EILGX-TSR-AR

Eaton Vance Atlanta Capital Focused Growth Fund

Class R6 ERLGX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Eaton Vance Atlanta Capital Focused Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$80	0.70%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ Not owning Index component NVIDIA Corp., a major microchip supplier for artificial intelligence (AI) applications, hurt returns as NVIDIA’s stock price tripled

↓ Not owning Meta Platforms, Inc. ― Facebook’s parent ― hampered relative performance as Meta’s stock price rose on strong advertising revenue and user growth

↓ An overweight position in discount retailer Dollar General Corp. declined in value as its core customers reduced their spending amid financial challenges

↓ Though payment card network Visa, Inc.’s stock performed well on strong consumer spending, it lagged the Index and an overweight position hurt relative returns

↑ Not owning Index component and electric vehicle maker Tesla, Inc. helped performance as weakening sales and increased competition weighed on its stock price

↑ Not owning Index component Apple, Inc. helped returns as demand for its iPhone 16 proved sluggish amid the company’s delayed and unclear AI business strategy

↑ Not owning Index component and health insurer UnitedHealth Group, Inc. aided returns as rising medical costs and a cyberattack weighed on its stock price

↑ An overweight position in electrical and fiber-optic hardware maker Amphenol Corp. rose in value as the company reported strong profits and revenue growth

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	S&P 500® Index	Russell 1000® Growth Index
9/14	$5,000,000	$5,000,000	$5,000,000
10/14	$5,183,645	$5,122,126	$5,131,758
11/14	$5,287,595	$5,259,884	$5,294,375
12/14	$5,243,613	$5,246,634	$5,239,217
1/15	$5,115,720	$5,089,134	$5,158,990
2/15	$5,454,260	$5,381,614	$5,502,864
3/15	$5,315,083	$5,296,507	$5,440,280
4/15	$5,337,652	$5,347,317	$5,467,525
5/15	$5,435,453	$5,416,080	$5,544,486
6/15	$5,315,083	$5,311,235	$5,446,811
7/15	$5,446,737	$5,422,512	$5,631,517
8/15	$5,153,336	$5,095,351	$5,289,522
9/15	$5,021,681	$4,969,274	$5,158,671
10/15	$5,488,114	$5,388,453	$5,602,862
11/15	$5,461,784	$5,404,477	$5,618,589
12/15	$5,390,575	$5,319,238	$5,536,137
1/16	$5,075,932	$5,055,275	$5,227,069
2/16	$5,066,677	$5,048,455	$5,224,839
3/16	$5,385,947	$5,390,933	$5,577,209
4/16	$5,316,541	$5,411,832	$5,526,280
5/16	$5,464,608	$5,509,018	$5,633,597
6/16	$5,348,931	$5,523,293	$5,611,471
7/16	$5,603,421	$5,726,930	$5,876,344
8/16	$5,552,523	$5,734,970	$5,847,148
9/16	$5,557,150	$5,736,055	$5,868,537
10/16	$5,464,608	$5,631,422	$5,730,726
11/16	$5,534,015	$5,839,981	$5,855,417
12/16	$5,573,235	$5,955,415	$5,927,901
1/17	$5,747,399	$6,068,368	$6,127,663
2/17	$5,883,464	$6,309,318	$6,382,180
3/17	$5,937,890	$6,316,678	$6,455,998
4/17	$6,150,152	$6,381,550	$6,603,648
5/17	$6,378,742	$6,471,356	$6,775,360
6/17	$6,275,332	$6,511,747	$6,757,510
7/17	$6,389,627	$6,645,646	$6,937,120
8/17	$6,444,053	$6,665,990	$7,064,286
9/17	$6,645,430	$6,803,497	$7,156,136
10/17	$6,863,135	$6,962,259	$7,433,416
11/17	$7,048,183	$7,175,790	$7,659,242
12/17	$7,102,217	$7,255,575	$7,718,870
1/18	$7,659,585	$7,670,986	$8,265,568
2/18	$7,482,240	$7,388,255	$8,048,837
3/18	$7,406,236	$7,200,496	$7,828,113
4/18	$7,473,795	$7,228,124	$7,855,461
5/18	$7,608,915	$7,402,192	$8,199,777
6/18	$7,735,589	$7,447,752	$8,278,728
7/18	$8,090,278	$7,724,910	$8,521,762
8/18	$8,360,517	$7,976,628	$8,987,701
9/18	$8,453,411	$8,022,031	$9,037,933
10/18	$8,081,833	$7,473,724	$8,229,699
11/18	$8,301,402	$7,626,026	$8,317,112
12/18	$7,731,553	$6,937,466	$7,602,027
1/19	$8,323,203	$7,493,405	$8,285,344
2/19	$8,794,517	$7,734,005	$8,581,792
3/19	$9,155,523	$7,884,290	$8,826,056
4/19	$9,476,418	$8,203,522	$9,224,816
5/19	$9,205,663	$7,682,204	$8,642,053
6/19	$9,787,284	$8,223,617	$9,235,560
7/19	$9,927,676	$8,341,807	$9,444,107
8/19	$10,108,179	$8,209,670	$9,371,777
9/19	$10,078,095	$8,363,277	$9,372,940
10/19	$10,158,319	$8,544,423	$9,637,179
11/19	$10,439,101	$8,854,576	$10,064,714
12/19	$10,698,319	$9,121,825	$10,368,377
1/20	$10,939,407	$9,118,249	$10,600,164
2/20	$10,246,277	$8,367,642	$9,878,274
3/20	$9,312,058	$7,334,131	$8,906,493
4/20	$10,587,820	$8,274,320	$10,224,397
5/20	$11,301,041	$8,668,410	$10,910,804
6/20	$11,321,132	$8,840,801	$11,385,915
7/20	$12,014,262	$9,339,290	$12,261,937
8/20	$12,757,619	$10,010,603	$13,527,272
9/20	$12,456,258	$9,630,234	$12,890,815
10/20	$12,205,124	$9,374,129	$12,453,019
11/20	$13,410,568	$10,400,259	$13,728,106
12/20	$13,605,852	$10,800,130	$14,359,477
1/21	$13,171,193	$10,691,094	$14,253,233
2/21	$13,423,902	$10,985,900	$14,249,934
3/21	$13,919,211	$11,467,035	$14,494,752
4/21	$14,950,264	$12,079,016	$15,480,955
5/21	$14,879,505	$12,163,381	$15,266,833
6/21	$15,435,465	$12,447,332	$16,224,640
7/21	$16,385,651	$12,743,017	$16,759,344
8/21	$16,961,827	$13,130,477	$17,385,957
9/21	$16,082,400	$12,519,782	$16,412,243
10/21	$17,062,911	$13,396,940	$17,833,797
11/21	$16,901,177	$13,304,113	$17,942,834
12/21	$17,747,714	$13,900,352	$18,322,196
1/22	$16,237,710	$13,181,050	$16,749,692
2/22	$15,151,749	$12,786,390	$16,038,274
3/22	$15,782,641	$13,261,143	$16,665,654
4/22	$14,758,734	$12,104,747	$14,653,081
5/22	$14,593,254	$12,126,954	$14,312,432
6/22	$13,765,855	$11,125,950	$13,178,725
7/22	$15,037,982	$12,151,812	$14,760,449
8/22	$14,303,665	$11,656,238	$14,072,849
9/22	$13,062,566	$10,582,715	$12,704,746
10/22	$13,807,225	$11,439,506	$13,447,319
11/22	$14,727,707	$12,078,791	$14,060,073
12/22	$14,150,135	$11,382,878	$12,983,680
1/23	$14,907,437	$12,098,109	$14,065,837
2/23	$14,378,363	$11,802,928	$13,898,787
3/23	$15,114,917	$12,236,263	$14,848,854
4/23	$15,322,397	$12,427,252	$14,995,354
5/23	$15,177,161	$12,481,269	$15,678,817
6/23	$16,079,699	$13,305,972	$16,751,022
7/23	$16,588,025	$13,733,426	$17,315,359
8/23	$16,671,017	$13,514,769	$17,159,887
9/23	$15,664,739	$12,870,413	$16,226,666
10/23	$15,322,397	$12,599,793	$15,995,638
11/23	$17,075,603	$13,750,474	$17,739,340
12/23	$17,784,379	$14,375,166	$18,524,872
1/24	$18,003,553	$14,616,731	$18,986,912
2/24	$18,744,568	$15,397,200	$20,282,333
3/24	$18,932,432	$15,892,598	$20,639,388
4/24	$18,243,600	$15,243,472	$19,763,952
5/24	$18,869,810	$15,999,315	$20,947,124
6/24	$19,329,032	$16,573,404	$22,359,623
7/24	$19,777,816	$16,775,142	$21,979,275
8/24	$20,017,863	$17,182,051	$22,437,058
9/24	$20,195,289	$17,549,010	$23,072,712

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R6	28.92%	14.90%	14.97%
S&P 500®IndexFootnote Reference2	36.35%	15.96%	13.37%
Russell 1000® Growth Index	42.19%	19.72%	16.51%
Footnote	Description
Footnote[1]	Class R6 performance prior to 6/30/23 is linked to Class I. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
Footnote[2]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,219,176,048
# of Portfolio Holdings	24
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$7,424,694

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	1.4%
Short-Term Investments	3.4%
Real Estate	4.4%
Consumer Discretionary	4.6%
Industrials	6.8%
Communication Services	7.0%
Materials	7.9%
Health Care	16.7%
Information Technology	23.2%
Financials	24.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Visa, Inc., Class A	8.1%
Alphabet, Inc., Class C	7.0%
Microsoft Corp.	6.4%
Danaher Corp.	6.2%
Thermo Fisher Scientific, Inc.	6.1%
Mastercard, Inc., Class A	5.5%
S&P Global, Inc.	5.1%
TJX Cos., Inc.	4.6%
American Tower Corp.	4.4%
Zoetis, Inc.	4.4%
Total	57.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

ERLGX-TSR-AR

Eaton Vance Atlanta Capital Select Equity Fund

Class A ESEAX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Eaton Vance Atlanta Capital Select Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$119	1.05%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index):

↓ Not owning Index component NVIDIA Corp., a major microchip supplier for artificial intelligence (AI) applications, hurt returns as NVIDIA’s stock price tripled

↓ An overweight position in digital payments firm Global Payments, Inc. fell in value as it reported disappointing profit margins and low earnings projections

↓ Though financial holding company White Mountains Insurance Group’s stock performed well, it lagged the Index and an overweight position hurt relative returns

↓ An overweight position in specialty insurance provider Markel Group, Inc. underperformed the Index due to weak earnings growth and earnings volatility

↑ An overweight position in website services provider GoDaddy, Inc. doubled in value driven by strong client retention and the upselling of value-added services

↑ An overweight position in financial technology services provider Fiserv, Inc. rose in value on sales growth driven by resilient demand across its client base

↑ Not owning Index component and electric vehicle maker Tesla, Inc. helped performance as weakening sales and increased competition weighed on its stock price

↑ An overweight position in technology consultant Gartner, Inc. rose in value on strong earnings growth driven by demand for its research and advisory services

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Russell 1000® Index
9/14	$9,475	$10,000
10/14	$9,837	$10,244
11/14	$10,285	$10,513
12/14	$10,394	$10,488
1/15	$10,089	$10,200
2/15	$10,649	$10,789
3/15	$10,617	$10,655
4/15	$10,419	$10,731
5/15	$10,624	$10,871
6/15	$10,537	$10,667
7/15	$10,866	$10,873
8/15	$10,307	$10,219
9/15	$10,139	$9,939
10/15	$10,848	$10,743
11/15	$10,959	$10,778
12/15	$10,662	$10,584
1/16	$10,238	$10,015
2/16	$10,321	$10,011
3/16	$10,982	$10,709
4/16	$10,950	$10,767
5/16	$11,078	$10,955
6/16	$10,976	$10,980
7/16	$11,290	$11,398
8/16	$11,296	$11,414
9/16	$11,277	$11,423
10/16	$10,867	$11,200
11/16	$11,174	$11,641
12/16	$11,260	$11,860
1/17	$11,581	$12,099
2/17	$12,120	$12,567
3/17	$12,075	$12,575
4/17	$12,235	$12,708
5/17	$12,427	$12,870
6/17	$12,504	$12,960
7/17	$12,626	$13,217
8/17	$12,594	$13,258
9/17	$12,819	$13,540
10/17	$13,126	$13,851
11/17	$13,467	$14,273
12/17	$13,453	$14,432
1/18	$14,001	$15,225
2/18	$13,564	$14,666
3/18	$13,434	$14,333
4/18	$13,493	$14,381
5/18	$13,538	$14,749
6/18	$13,721	$14,844
7/18	$14,411	$15,356
8/18	$14,829	$15,885
9/18	$15,024	$15,946
10/18	$14,118	$14,817
11/18	$14,555	$15,119
12/18	$13,368	$13,742
1/19	$14,491	$14,893
2/19	$15,082	$15,398
3/19	$15,531	$15,666
4/19	$15,973	$16,298
5/19	$15,789	$15,260
6/19	$16,823	$16,331
7/19	$17,278	$16,585
8/19	$17,618	$16,281
9/19	$17,462	$16,563
10/19	$17,646	$16,914
11/19	$18,285	$17,553
12/19	$18,467	$18,060
1/20	$18,659	$18,080
2/20	$17,396	$16,602
3/20	$15,233	$14,408
4/20	$16,812	$16,312
5/20	$17,629	$17,173
6/20	$17,231	$17,553
7/20	$18,014	$18,581
8/20	$18,728	$19,944
9/20	$18,515	$19,215
10/20	$18,398	$18,752
11/20	$20,519	$20,960
12/20	$21,336	$21,846
1/21	$20,308	$21,666
2/21	$21,493	$22,294
3/21	$22,160	$23,138
4/21	$23,720	$24,384
5/21	$23,316	$24,499
6/21	$23,323	$25,113
7/21	$24,132	$25,635
8/21	$24,472	$26,377
9/21	$23,202	$25,165
10/21	$23,841	$26,911
11/21	$22,904	$26,550
12/21	$24,583	$27,626
1/22	$23,255	$26,068
2/22	$22,579	$25,353
3/22	$23,369	$26,208
4/22	$21,858	$23,872
5/22	$21,797	$23,836
6/22	$19,967	$21,840
7/22	$21,653	$23,874
8/22	$21,083	$22,957
9/22	$19,459	$20,833
10/22	$21,000	$22,504
11/22	$22,237	$23,721
12/22	$21,563	$22,342
1/23	$22,816	$23,840
2/23	$21,992	$23,272
3/23	$22,194	$24,009
4/23	$22,533	$24,306
5/23	$22,121	$24,419
6/23	$23,519	$26,069
7/23	$24,238	$26,965
8/23	$24,674	$26,493
9/23	$23,341	$25,248
10/23	$22,501	$24,638
11/23	$24,811	$26,939
12/23	$25,994	$28,269
1/24	$26,483	$28,663
2/24	$27,604	$30,211
3/24	$28,301	$31,180
4/24	$26,890	$29,853
5/24	$27,330	$31,259
6/24	$27,662	$32,293
7/24	$28,732	$32,763
8/24	$29,554	$33,540
9/24	$29,482	$34,257

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	26.33%	11.04%	12.01%
Class A with 5.25% Maximum Sales Charge	19.71%	9.85%	11.41%
Russell 1000® Index	35.68%	15.62%	13.09%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$807,302,433
# of Portfolio Holdings	29
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$5,260,896

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials 28.4%
Information Technology 21.9%
Consumer Discretionary 14.3%
Health Care 11.1%
Industrials 7.9%
Materials 6.9%
Communication Services 6.3%
Short-Term Investments 1.9%
Consumer Staples 1.3%

Value	Value
Consumer Staples	1.3%
Short-Term Investments	1.9%
Communication Services	6.3%
Materials	6.9%
Industrials	7.9%
Health Care	11.1%
Consumer Discretionary	14.3%
Information Technology	21.9%
Financials	28.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Fiserv, Inc.	8.4%
White Mountains Insurance Group Ltd.	6.6%
TJX Cos., Inc.	6.5%
Alphabet, Inc., Class C	6.3%
GoDaddy, Inc., Class A	5.8%
CDW Corp.	5.4%
Gartner, Inc.	5.2%
Markel Group, Inc.	4.5%
Ross Stores, Inc.	4.1%
Martin Marietta Materials, Inc.	3.8%
Total	56.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

ESEAX-TSR-AR

Eaton Vance Atlanta Capital Select Equity Fund

Class C ESECX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Eaton Vance Atlanta Capital Select Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	1.80%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index):

↓ Not owning Index component NVIDIA Corp., a major microchip supplier for artificial intelligence (AI) applications, hurt returns as NVIDIA’s stock price tripled

↓ An overweight position in digital payments firm Global Payments, Inc. fell in value as it reported disappointing profit margins and low earnings projections

↓ Though financial holding company White Mountains Insurance Group’s stock performed well, it lagged the Index and an overweight position hurt relative returns

↓ An overweight position in specialty insurance provider Markel Group, Inc. underperformed the Index due to weak earnings growth and earnings volatility

↑ An overweight position in website services provider GoDaddy, Inc. doubled in value driven by strong client retention and the upselling of value-added services

↑ An overweight position in financial technology services provider Fiserv, Inc. rose in value on sales growth driven by resilient demand across its client base

↑ Not owning Index component and electric vehicle maker Tesla, Inc. helped performance as weakening sales and increased competition weighed on its stock price

↑ An overweight position in technology consultant Gartner, Inc. rose in value on strong earnings growth driven by demand for its research and advisory services

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Russell 1000® Index
9/14	$10,000	$10,000
10/14	$10,373	$10,244
11/14	$10,838	$10,513
12/14	$10,948	$10,488
1/15	$10,617	$10,200
2/15	$11,207	$10,789
3/15	$11,161	$10,655
4/15	$10,948	$10,731
5/15	$11,154	$10,871
6/15	$11,061	$10,667
7/15	$11,399	$10,873
8/15	$10,802	$10,219
9/15	$10,616	$9,939
10/15	$11,360	$10,743
11/15	$11,466	$10,778
12/15	$11,147	$10,584
1/16	$10,695	$10,015
2/16	$10,777	$10,011
3/16	$11,463	$10,709
4/16	$11,422	$10,767
5/16	$11,552	$10,955
6/16	$11,428	$10,980
7/16	$11,757	$11,398
8/16	$11,751	$11,414
9/16	$11,730	$11,423
10/16	$11,291	$11,200
11/16	$11,600	$11,641
12/16	$11,684	$11,860
1/17	$12,013	$12,099
2/17	$12,562	$12,567
3/17	$12,507	$12,575
4/17	$12,665	$12,708
5/17	$12,857	$12,870
6/17	$12,925	$12,960
7/17	$13,042	$13,217
8/17	$13,007	$13,258
9/17	$13,227	$13,540
10/17	$13,542	$13,851
11/17	$13,878	$14,273
12/17	$13,857	$14,432
1/18	$14,415	$15,225
2/18	$13,955	$14,666
3/18	$13,808	$14,333
4/18	$13,864	$14,381
5/18	$13,906	$14,749
6/18	$14,080	$14,844
7/18	$14,777	$15,356
8/18	$15,202	$15,885
9/18	$15,391	$15,946
10/18	$14,457	$14,817
11/18	$14,896	$15,119
12/18	$13,669	$13,742
1/19	$14,806	$14,893
2/19	$15,403	$15,398
3/19	$15,848	$15,666
4/19	$16,292	$16,298
5/19	$16,096	$15,260
6/19	$17,137	$16,331
7/19	$17,596	$16,585
8/19	$17,924	$16,281
9/19	$17,749	$16,563
10/19	$17,924	$16,914
11/19	$18,565	$17,553
12/19	$18,738	$18,060
1/20	$18,922	$18,080
2/20	$17,633	$16,602
3/20	$15,425	$14,408
4/20	$17,015	$16,312
5/20	$17,832	$17,173
6/20	$17,420	$17,553
7/20	$18,200	$18,581
8/20	$18,914	$19,944
9/20	$18,686	$19,215
10/20	$18,554	$18,752
11/20	$20,681	$20,960
12/20	$21,498	$21,846
1/21	$20,446	$21,666
2/21	$21,621	$22,294
3/21	$22,276	$23,138
4/21	$23,831	$24,384
5/21	$23,412	$24,499
6/21	$23,405	$25,113
7/21	$24,205	$25,635
8/21	$24,533	$26,377
9/21	$23,237	$25,165
10/21	$23,870	$26,911
11/21	$22,917	$26,550
12/21	$24,575	$27,626
1/22	$23,238	$26,068
2/22	$22,541	$25,353
3/22	$23,320	$26,208
4/22	$21,803	$23,872
5/22	$21,729	$23,836
6/22	$19,893	$21,840
7/22	$21,549	$23,874
8/22	$20,975	$22,957
9/22	$19,351	$20,833
10/22	$20,860	$22,504
11/22	$22,082	$23,721
12/22	$21,394	$22,342
1/23	$22,632	$23,840
2/23	$21,798	$23,272
3/23	$21,982	$24,009
4/23	$22,307	$24,306
5/23	$21,886	$24,419
6/23	$23,246	$26,069
7/23	$23,948	$26,965
8/23	$24,360	$26,493
9/23	$23,026	$25,248
10/23	$22,193	$24,638
11/23	$24,457	$26,939
12/23	$25,600	$28,269
1/24	$26,061	$28,663
2/24	$27,155	$30,211
3/24	$27,824	$31,180
4/24	$26,414	$29,853
5/24	$26,830	$31,259
6/24	$27,137	$32,293
7/24	$28,177	$32,763
8/24	$28,963	$33,540
9/24	$29,324	$34,257

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C	25.43%	10.21%	11.35%
Class C with 1% Maximum Deferred Sales Charge	24.43%	10.21%	11.35%
Russell 1000® Index	35.68%	15.62%	13.09%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$807,302,433
# of Portfolio Holdings	29
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$5,260,896

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	1.3%
Short-Term Investments	1.9%
Communication Services	6.3%
Materials	6.9%
Industrials	7.9%
Health Care	11.1%
Consumer Discretionary	14.3%
Information Technology	21.9%
Financials	28.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Fiserv, Inc.	8.4%
White Mountains Insurance Group Ltd.	6.6%
TJX Cos., Inc.	6.5%
Alphabet, Inc., Class C	6.3%
GoDaddy, Inc., Class A	5.8%
CDW Corp.	5.4%
Gartner, Inc.	5.2%
Markel Group, Inc.	4.5%
Ross Stores, Inc.	4.1%
Martin Marietta Materials, Inc.	3.8%
Total	56.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

ESECX-TSR-AR

Eaton Vance Atlanta Capital Select Equity Fund

Class I ESEIX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Eaton Vance Atlanta Capital Select Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$91	0.80%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index):

↓ Not owning Index component NVIDIA Corp., a major microchip supplier for artificial intelligence (AI) applications, hurt returns as NVIDIA’s stock price tripled

↓ An overweight position in digital payments firm Global Payments, Inc. fell in value as it reported disappointing profit margins and low earnings projections

↓ Though financial holding company White Mountains Insurance Group’s stock performed well, it lagged the Index and an overweight position hurt relative returns

↓ An overweight position in specialty insurance provider Markel Group, Inc. underperformed the Index due to weak earnings growth and earnings volatility

↑ An overweight position in website services provider GoDaddy, Inc. doubled in value driven by strong client retention and the upselling of value-added services

↑ An overweight position in financial technology services provider Fiserv, Inc. rose in value on sales growth driven by resilient demand across its client base

↑ Not owning Index component and electric vehicle maker Tesla, Inc. helped performance as weakening sales and increased competition weighed on its stock price

↑ An overweight position in technology consultant Gartner, Inc. rose in value on strong earnings growth driven by demand for its research and advisory services

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Russell 1000® Index
9/14	$1,000,000	$1,000,000
10/14	$1,038,015	$1,024,439
11/14	$1,085,696	$1,051,260
12/14	$1,097,172	$1,048,811
1/15	$1,065,190	$1,020,003
2/15	$1,125,238	$1,078,939
3/15	$1,121,975	$1,065,504
4/15	$1,101,082	$1,073,068
5/15	$1,122,624	$1,087,106
6/15	$1,114,148	$1,066,712
7/15	$1,149,387	$1,087,273
8/15	$1,089,994	$1,021,870
9/15	$1,072,367	$993,863
10/15	$1,148,074	$1,074,275
11/15	$1,160,465	$1,077,824
12/15	$1,129,173	$1,058,434
1/16	$1,084,036	$1,001,464
2/16	$1,092,787	$1,001,121
3/16	$1,163,523	$1,070,860
4/16	$1,160,157	$1,076,683
5/16	$1,174,305	$1,095,538
6/16	$1,162,845	$1,098,019
7/16	$1,197,196	$1,139,847
8/16	$1,197,877	$1,141,362
9/16	$1,196,531	$1,142,265
10/16	$1,152,732	$1,119,991
11/16	$1,185,737	$1,164,145
12/16	$1,195,376	$1,186,015
1/17	$1,229,746	$1,209,864
2/17	$1,286,359	$1,256,696
3/17	$1,282,305	$1,257,490
4/17	$1,299,835	$1,270,784
5/17	$1,320,041	$1,287,003
6/17	$1,328,789	$1,295,989
7/17	$1,341,594	$1,321,654
8/17	$1,338,898	$1,325,788
9/17	$1,363,152	$1,354,021
10/17	$1,396,183	$1,385,077
11/17	$1,432,584	$1,427,316
12/17	$1,431,175	$1,443,228
1/18	$1,490,037	$1,522,451
2/18	$1,443,502	$1,466,557
3/18	$1,429,818	$1,433,270
4/18	$1,436,669	$1,438,141
5/18	$1,442,153	$1,474,851
6/18	$1,461,322	$1,484,388
7/18	$1,535,231	$1,535,617
8/18	$1,580,399	$1,588,530
9/18	$1,601,625	$1,594,562
10/18	$1,505,800	$1,481,726
11/18	$1,552,358	$1,511,880
12/18	$1,426,462	$1,374,182
1/19	$1,545,631	$1,489,343
2/19	$1,609,139	$1,539,770
3/19	$1,657,667	$1,566,577
4/19	$1,705,486	$1,629,842
5/19	$1,686,218	$1,525,981
6/19	$1,796,822	$1,633,111
7/19	$1,846,057	$1,658,473
8/19	$1,882,459	$1,628,098
9/19	$1,866,070	$1,656,318
10/19	$1,886,055	$1,691,421
11/19	$1,954,572	$1,755,343
12/19	$1,975,060	$1,806,034
1/20	$1,995,963	$1,807,984
2/20	$1,861,263	$1,660,241
3/20	$1,630,059	$1,440,841
4/20	$1,799,326	$1,631,237
5/20	$1,887,203	$1,717,304
6/20	$1,844,707	$1,755,280
7/20	$1,928,971	$1,858,062
8/20	$2,006,028	$1,994,438
9/20	$1,983,718	$1,921,546
10/20	$1,971,483	$1,875,208
11/20	$2,199,799	$2,096,028
12/20	$2,287,782	$2,184,639
1/21	$2,177,649	$2,166,646
2/21	$2,304,892	$2,229,436
3/21	$2,377,068	$2,313,806
4/21	$2,545,219	$2,438,359
5/21	$2,502,048	$2,449,934
6/21	$2,503,506	$2,511,323
7/21	$2,591,324	$2,563,492
8/21	$2,628,524	$2,637,686
9/21	$2,492,373	$2,516,526
10/21	$2,561,564	$2,691,141
11/21	$2,461,869	$2,655,041
12/21	$2,642,447	$2,762,584
1/22	$2,500,192	$2,606,829
2/22	$2,427,078	$2,535,294
3/22	$2,513,702	$2,620,848
4/22	$2,351,579	$2,387,225
5/22	$2,345,221	$2,383,596
6/22	$2,148,925	$2,183,970
7/22	$2,330,122	$2,387,384
8/22	$2,270,518	$2,295,717
9/22	$2,095,679	$2,083,300
10/22	$2,261,776	$2,250,381
11/22	$2,395,289	$2,372,122
12/22	$2,323,164	$2,234,187
1/23	$2,459,076	$2,383,978
2/23	$2,371,282	$2,327,249
3/23	$2,393,231	$2,400,868
4/23	$2,429,530	$2,430,617
5/23	$2,386,477	$2,441,938
6/23	$2,536,740	$2,606,861
7/23	$2,615,248	$2,696,507
8/23	$2,662,522	$2,649,337
9/23	$2,519,857	$2,524,828
10/23	$2,429,530	$2,463,805
11/23	$2,680,249	$2,693,913
12/23	$2,808,013	$2,826,900
1/24	$2,860,864	$2,866,324
2/24	$2,983,026	$3,021,109
3/24	$3,059,270	$3,117,957
4/24	$2,906,783	$2,985,281
5/24	$2,955,302	$3,125,857
6/24	$2,991,691	$3,229,313
7/24	$3,107,789	$3,276,309
8/24	$3,197,895	$3,353,969
9/24	$3,191,725	$3,425,682

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	26.67%	11.32%	12.30%
Russell 1000® Index	35.68%	15.62%	13.09%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$807,302,433
# of Portfolio Holdings	29
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$5,260,896

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	1.3%
Short-Term Investments	1.9%
Communication Services	6.3%
Materials	6.9%
Industrials	7.9%
Health Care	11.1%
Consumer Discretionary	14.3%
Information Technology	21.9%
Financials	28.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Fiserv, Inc.	8.4%
White Mountains Insurance Group Ltd.	6.6%
TJX Cos., Inc.	6.5%
Alphabet, Inc., Class C	6.3%
GoDaddy, Inc., Class A	5.8%
CDW Corp.	5.4%
Gartner, Inc.	5.2%
Markel Group, Inc.	4.5%
Ross Stores, Inc.	4.1%
Martin Marietta Materials, Inc.	3.8%
Total	56.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

ESEIX-TSR-AR

Eaton Vance Atlanta Capital Select Equity Fund

Class R6 ESERX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Eaton Vance Atlanta Capital Select Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$85	0.75%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index):

↓ Not owning Index component NVIDIA Corp., a major microchip supplier for artificial intelligence (AI) applications, hurt returns as NVIDIA’s stock price tripled

↓ An overweight position in digital payments firm Global Payments, Inc. fell in value as it reported disappointing profit margins and low earnings projections

↓ Though financial holding company White Mountains Insurance Group’s stock performed well, it lagged the Index and an overweight position hurt relative returns

↓ An overweight position in specialty insurance provider Markel Group, Inc. underperformed the Index due to weak earnings growth and earnings volatility

↑ An overweight position in website services provider GoDaddy, Inc. doubled in value driven by strong client retention and the upselling of value-added services

↑ An overweight position in financial technology services provider Fiserv, Inc. rose in value on sales growth driven by resilient demand across its client base

↑ Not owning Index component and electric vehicle maker Tesla, Inc. helped performance as weakening sales and increased competition weighed on its stock price

↑ An overweight position in technology consultant Gartner, Inc. rose in value on strong earnings growth driven by demand for its research and advisory services

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Russell 1000® Index
9/14	$5,000,000	$5,000,000
10/14	$5,190,077	$5,122,197
11/14	$5,428,479	$5,256,301
12/14	$5,485,861	$5,244,055
1/15	$5,325,952	$5,100,015
2/15	$5,626,190	$5,394,697
3/15	$5,609,873	$5,327,519
4/15	$5,505,408	$5,365,338
5/15	$5,613,118	$5,435,531
6/15	$5,570,738	$5,333,562
7/15	$5,746,935	$5,436,367
8/15	$5,449,969	$5,109,352
9/15	$5,361,835	$4,969,316
10/15	$5,740,368	$5,371,377
11/15	$5,802,324	$5,389,121
12/15	$5,645,866	$5,292,168
1/16	$5,420,178	$5,007,322
2/16	$5,463,935	$5,005,604
3/16	$5,817,616	$5,354,298
4/16	$5,800,785	$5,383,416
5/16	$5,871,525	$5,477,689
6/16	$5,814,223	$5,490,094
7/16	$5,985,978	$5,699,236
8/16	$5,989,387	$5,706,808
9/16	$5,982,653	$5,711,324
10/16	$5,763,662	$5,599,953
11/16	$5,928,687	$5,820,723
12/16	$5,976,880	$5,930,076
1/17	$6,148,730	$6,049,322
2/17	$6,435,166	$6,283,479
3/17	$6,411,579	$6,287,449
4/17	$6,499,226	$6,353,922
5/17	$6,603,630	$6,435,013
6/17	$6,644,007	$6,479,944
7/17	$6,711,399	$6,608,269
8/17	$6,697,948	$6,628,940
9/17	$6,815,895	$6,770,105
10/17	$6,984,421	$6,925,383
11/17	$7,166,320	$7,136,580
12/17	$7,159,402	$7,216,139
1/18	$7,457,117	$7,612,256
2/18	$7,224,464	$7,332,785
3/18	$7,156,031	$7,166,348
4/18	$7,190,253	$7,190,705
5/18	$7,217,573	$7,374,255
6/18	$7,313,422	$7,421,942
7/18	$7,683,099	$7,678,084
8/18	$7,908,895	$7,942,650
9/18	$8,014,928	$7,972,811
10/18	$7,535,892	$7,408,628
11/18	$7,771,986	$7,559,398
12/18	$7,138,872	$6,870,911
1/19	$7,738,236	$7,446,716
2/19	$8,055,723	$7,698,850
3/19	$8,298,326	$7,832,884
4/19	$8,537,306	$8,149,208
5/19	$8,441,071	$7,629,906
6/19	$8,997,534	$8,165,557
7/19	$9,243,683	$8,292,367
8/19	$9,425,598	$8,140,488
9/19	$9,343,515	$8,281,591
10/19	$9,443,529	$8,457,106
11/19	$9,786,121	$8,776,713
12/19	$9,888,343	$9,030,172
1/20	$9,992,880	$9,039,919
2/20	$9,319,476	$8,301,203
3/20	$8,163,571	$7,204,204
4/20	$9,009,784	$8,156,187
5/20	$9,452,705	$8,586,519
6/20	$9,240,186	$8,776,399
7/20	$9,661,464	$9,290,310
8/20	$10,050,449	$9,972,192
9/20	$9,938,692	$9,607,730
10/20	$9,877,507	$9,376,042
11/20	$11,018,889	$10,480,138
12/20	$11,462,591	$10,923,193
1/21	$10,911,993	$10,833,229
2/21	$11,551,632	$11,147,182
3/21	$11,908,761	$11,569,029
4/21	$12,752,815	$12,191,796
5/21	$12,537,098	$12,249,671
6/21	$12,548,345	$12,556,614
7/21	$12,987,022	$12,817,462
8/21	$13,172,976	$13,188,430
9/21	$12,488,665	$12,582,631
10/21	$12,838,259	$13,455,705
11/21	$12,336,183	$13,275,204
12/21	$13,242,373	$13,812,922
1/22	$12,531,400	$13,034,145
2/22	$12,165,983	$12,676,471
3/22	$12,598,922	$13,104,242
4/22	$11,788,651	$11,936,123
5/22	$11,756,876	$11,917,980
6/22	$10,771,840	$10,919,848
7/22	$11,681,409	$11,936,918
8/22	$11,383,515	$11,478,585
9/22	$10,505,722	$10,416,501
10/22	$11,339,824	$11,251,906
11/22	$12,011,078	$11,860,608
12/22	$11,650,906	$11,170,935
1/23	$12,330,050	$11,919,888
2/23	$11,891,348	$11,636,247
3/23	$12,001,024	$12,004,339
4/23	$12,186,628	$12,153,085
5/23	$11,967,277	$12,209,690
6/23	$12,722,351	$13,034,306
7/23	$13,118,869	$13,482,533
8/23	$13,355,093	$13,246,684
9/23	$12,637,985	$12,624,140
10/23	$12,186,628	$12,319,025
11/23	$13,443,677	$13,469,565
12/23	$14,086,402	$14,134,500
1/24	$14,354,797	$14,331,619
2/24	$14,965,179	$15,105,546
3/24	$15,346,126	$15,589,787
4/24	$14,584,231	$14,926,406
5/24	$14,826,652	$15,629,285
6/24	$15,008,468	$16,146,566
7/24	$15,597,205	$16,381,545
8/24	$16,047,416	$16,769,843
9/24	$16,018,101	$17,128,412

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R6	26.74%	11.37%	12.34%
Russell 1000® Index	35.68%	15.62%	13.09%
Footnote	Description
Footnote[1]	Class R6 performance prior to 2/1/17 is linked to Class I. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$807,302,433
# of Portfolio Holdings	29
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$5,260,896

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	1.3%
Short-Term Investments	1.9%
Communication Services	6.3%
Materials	6.9%
Industrials	7.9%
Health Care	11.1%
Consumer Discretionary	14.3%
Information Technology	21.9%
Financials	28.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Fiserv, Inc.	8.4%
White Mountains Insurance Group Ltd.	6.6%
TJX Cos., Inc.	6.5%
Alphabet, Inc., Class C	6.3%
GoDaddy, Inc., Class A	5.8%
CDW Corp.	5.4%
Gartner, Inc.	5.2%
Markel Group, Inc.	4.5%
Ross Stores, Inc.	4.1%
Martin Marietta Materials, Inc.	3.8%
Total	56.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

ESERX-TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Atlanta Capital Focused Growth Fund, Eaton Vance Atlanta Capital Select Equity Fund and Eaton Vance Atlanta Capital SMID-Cap Fund, (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 10 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for each Fund’s fiscal years ended September 30, 2023 and September 30, 2024 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Atlanta Capital Focused Growth Fund

Fiscal Years Ended	9/30/23	9/30/24
Audit Fees	$36,400	$35,100
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$36,400	$35,100

Eaton Vance Atlanta Capital Select Equity Fund

Fiscal Years Ended	9/30/23	9/30/24
Audit Fees	$34,400	$35,100
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$34,400	$35,100

Eaton Vance Atlanta Capital SMID-Cap Fund

Fiscal Years Ended	9/30/23	9/30/24
Audit Fees	$45,500	$49,600
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$45,500	$49,600

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have varying fiscal year ends (February 28/29, August 31, September 30 or November 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	11/30/22	2/28/23	8/31/23	9/30/23	11/30/23	2/29/24	8/31/24	9/30/24
Audit Fees	$63,600	$60,900	$176,700	$116,300	$30,700	$61,800	$172,300	$119,800
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$4,350	$4,350	$0	$0	$0	$0	$0	$0
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0

Total	$67,950	$65,250	$176,700	$116,300	$30,700	$61,800	$172,300	$119,800

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last 2 fiscal years of each Series.

Fiscal Years Ended	11/30/22	2/28/23	8/31/23	9/30/23	11/30/23	2/29/24	8/31/24	9/30/24
Registrant(1)	$4,350	$4,350	$0	$0	$0	$0	$0	$0
Eaton Vance(2)	$52,836	$52,836	$52,836	$52,836	$52,836	$52,836	$18,490	$18,490

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Morgan Stanley act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Atlanta Capital SMID-Cap Fund
Annual Financial Statements and
Additional Information
September 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information  September 30, 2024
Eaton Vance
Atlanta Capital SMID-Cap Fund

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2024
Portfolio of Investments

Common Stocks — 95.9%
Security	Shares	Value
Banks — 1.2%
Columbia Banking System, Inc.	3,225,517	$ 84,218,249
Prosperity Bancshares, Inc.	1,449,378	104,456,672
		$ 188,674,921
Building Products — 9.1%
Advanced Drainage Systems, Inc.	469,867	$ 73,844,298
Carlisle Cos., Inc.	1,718,941	773,093,715
Lennox International, Inc.	670,234	405,015,704
Simpson Manufacturing Co., Inc.	795,797	152,212,092
		$ 1,404,165,809
Capital Markets — 7.8%
Affiliated Managers Group, Inc.(1)	1,510,069	$ 268,490,268
FactSet Research Systems, Inc.	318,001	146,232,760
Morningstar, Inc.	1,560,178	497,884,003
SEI Investments Co.	4,206,526	291,049,534
		$ 1,203,656,565
Chemicals — 2.4%
RPM International, Inc.	3,094,452	$ 374,428,692
		$ 374,428,692
Consumer Staples Distribution & Retail — 2.4%
Casey's General Stores, Inc.	1,005,325	$ 377,710,656
		$ 377,710,656
Containers & Packaging — 4.9%
AptarGroup, Inc.	2,465,010	$ 394,869,952
Avery Dennison Corp.	1,269,293	280,209,122
Ball Corp.	1,157,947	78,636,181
		$ 753,715,255
Distributors — 3.9%
LKQ Corp.	10,117,632	$ 403,895,870
Pool Corp.	510,985	192,539,148
		$ 596,435,018
Diversified Consumer Services — 0.9%
Service Corp. International(2)	1,744,236	$ 137,672,548
		$ 137,672,548
Security	Shares	Value
Electronic Equipment, Instruments & Components — 3.2%
Insight Enterprises, Inc.(3)	371,983	$ 80,121,419
Trimble, Inc.(3)	6,790,536	421,624,380
		$ 501,745,799
Financial Services — 3.0%
Jack Henry & Associates, Inc.	790,547	$ 139,563,167
WEX, Inc.(3)	1,553,356	325,785,354
		$ 465,348,521
Ground Transportation — 3.4%
J.B. Hunt Transport Services, Inc.	1,197,542	$ 206,372,413
Landstar System, Inc.	1,667,802	314,997,764
		$ 521,370,177
Health Care Equipment & Supplies — 4.2%
Envista Holdings Corp.(1)(3)	9,558,183	$ 188,869,696
Teleflex, Inc.	1,886,113	466,473,467
		$ 655,343,163
Hotels, Restaurants & Leisure — 4.4%
Aramark	8,859,522	$ 343,129,287
Choice Hotels International, Inc.(1)(2)	2,575,906	335,640,552
		$ 678,769,839
Insurance — 10.8%
Brown & Brown, Inc.	4,073,652	$ 422,030,347
Kinsale Capital Group, Inc.	335,005	155,968,278
Markel Group, Inc.(3)	259,577	407,167,291
W.R. Berkley Corp.	12,135,903	688,469,777
		$ 1,673,635,693
IT Services — 3.6%
GoDaddy, Inc., Class A(3)	3,511,694	$ 550,563,385
		$ 550,563,385
Life Sciences Tools & Services — 1.3%
Bio-Techne Corp.	2,480,900	$ 198,298,337
		$ 198,298,337
Machinery — 4.0%
Graco, Inc.	1,531,560	$ 134,026,816
IDEX Corp.	1,292,505	277,242,322
Nordson Corp.	807,083	211,964,208
		$ 623,233,346

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2024
Portfolio of Investments — continued

Security	Shares	Value
Marine Transportation — 1.3%
Kirby Corp.(3)	1,674,484	$ 205,007,076
		$ 205,007,076
Professional Services — 10.6%
Booz Allen Hamilton Holding Corp.	2,883,803	$ 469,367,776
Broadridge Financial Solutions, Inc.	690,787	148,539,929
CACI International, Inc., Class A(3)	998,167	503,635,142
FTI Consulting, Inc.(3)	781,999	177,951,692
TransUnion	3,221,416	337,282,255
		$ 1,636,776,794
Real Estate Management & Development — 1.9%
Jones Lang LaSalle, Inc.(3)	1,092,902	$ 294,875,889
		$ 294,875,889
Software — 6.7%
Blackbaud, Inc.(3)	2,534,115	$ 214,588,858
Dolby Laboratories, Inc., Class A(1)	5,171,776	395,796,017
Manhattan Associates, Inc.(3)	704,603	198,261,192
Tyler Technologies, Inc.(3)	393,064	229,439,319
		$ 1,038,085,386
Specialty Retail — 3.4%
Burlington Stores, Inc.(3)	1,427,168	$ 376,030,226
Ulta Beauty, Inc.(3)	400,855	155,980,696
		$ 532,010,922
Textiles, Apparel & Luxury Goods — 1.5%
Columbia Sportswear Co.(2)	2,757,453	$ 229,392,515
		$ 229,392,515
Total Common Stocks (identified cost $8,055,386,118)		$14,840,916,306

Short-Term Investments — 4.8%
Affiliated Fund — 4.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(4)	636,795,892	$ 636,795,892
Total Affiliated Fund (identified cost $636,795,892)		$ 636,795,892

Securities Lending Collateral — 0.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(5)	104,335,136	$ 104,335,136
Total Securities Lending Collateral (identified cost $104,335,136)		$ 104,335,136
Total Short-Term Investments (identified cost $741,131,028)		$ 741,131,028
Total Investments — 100.7% (identified cost $8,796,517,146)		$15,582,047,334
Other Assets, Less Liabilities — (0.7)%		$ (113,468,515)
Net Assets — 100.0%		$15,468,578,819
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Affiliated company (see Note 10).
(2)	All or a portion of this security was on loan at September 30, 2024. The aggregate market value of securities on loan at September 30, 2024 was $122,773,835.
(3)	Non-income producing security.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.
(5)	Represents investment of cash collateral received in connection with securities lending.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2024
Statement of Assets and Liabilities

September 30, 2024
Assets
Unaffiliated investments, at value (identified cost $7,196,946,460) — including $122,773,835 of securities on loan	$13,756,454,909
Affiliated investments, at value (identified cost $1,599,570,686)	1,825,592,425
Dividends receivable	2,190,313
Dividends receivable from affiliated investments	3,046,190
Receivable for Fund shares sold	14,120,725
Securities lending income receivable	283,835
Trustees' deferred compensation plan	215,541
Total assets	$15,601,903,938
Liabilities
Collateral for securities loaned	$104,335,136
Payable for Fund shares redeemed	16,125,992
Payable to affiliates:
Investment adviser fee	9,420,464
Distribution and service fees	453,142
Trustees' deferred compensation plan	215,541
Accrued expenses	2,774,844
Total liabilities	$133,325,119
Net Assets	$15,468,578,819
Sources of Net Assets
Paid-in capital	$8,168,253,416
Distributable earnings	7,300,325,403
Net Assets	$15,468,578,819
Class A Shares
Net Assets	$1,110,818,364
Shares Outstanding	29,880,397
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$37.18
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$39.24
Class C Shares
Net Assets	$47,375,018
Shares Outstanding	1,548,145
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$30.60
Class I Shares
Net Assets	$7,949,352,285
Shares Outstanding	179,266,597
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$44.34
Class R Shares
Net Assets	$476,332,513
Shares Outstanding	13,637,828
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$34.93

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2024
Statement of Assets and Liabilities — continued

September 30, 2024
Class R6 Shares
Net Assets	$5,884,700,639
Shares Outstanding	131,256,004
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$44.83
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2024
Statement of Operations

Year Ended
September 30, 2024
Investment Income
Dividend income	$103,800,567
Dividend income from affiliated investments	36,580,102
Securities lending income, net	830,687
Total investment income	$141,211,356
Expenses
Investment adviser fee	$100,883,576
Distribution and service fees:
Class A	2,531,272
Class C	392,770
Class R	2,199,278
Trustees’ fees and expenses	108,500
Custodian fee	1,692,534
Transfer and dividend disbursing agent fees	6,221,320
Legal and accounting services	484,476
Printing and postage	499,156
Registration fees	346,516
Miscellaneous	321,844
Total expenses	$115,681,242
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$852,231
Total expense reductions	$852,231
Net expenses	$114,829,011
Net investment income	$26,382,345
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$660,514,713(1)
Investment transactions - affiliated investments	23,735,477
Net realized gain	$684,250,190
Change in unrealized appreciation (depreciation):
Investments	$2,690,040,014
Investments - affiliated investments	(9,663,818)
Net change in unrealized appreciation (depreciation)	$2,680,376,196
Net realized and unrealized gain	$3,364,626,386
Net increase in net assets from operations	$3,391,008,731
(1)	Includes $99,352,616 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2024
Statements of Changes in Net Assets

	Year Ended September 30,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$26,382,345	$11,221,552
Net realized gain	684,250,190(1)	422,057,178
Net change in unrealized appreciation (depreciation)	2,680,376,196	943,104,841
Net increase in net assets from operations	$3,391,008,731	$1,376,383,571
Distributions to shareholders:
Class A	$(29,730,524)	$(108,934,039)
Class C	(1,254,901)	(4,260,378)
Class I	(176,209,094)	(499,140,366)
Class R	(13,798,264)	(48,760,578)
Class R6	(117,426,433)	(331,101,134)
Total distributions to shareholders	$(338,419,216)	$(992,196,495)
Transactions in shares of beneficial interest:
Class A	$(19,762,247)	$(19,194,346)
Class C	6,725,209	1,246,644
Class I	493,338,898	833,476,653
Class R	(24,936,428)	9,623,772
Class R6	1,029,350,705	351,159,926
Net increase in net assets from Fund share transactions	$1,484,716,137	$1,176,312,649
Net increase in net assets	$4,537,305,652	$1,560,499,725
Net Assets
At beginning of year	$10,931,273,167	$9,370,773,442
At end of year	$15,468,578,819	$10,931,273,167
(1)	Includes $99,352,616 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2024
Financial Highlights

	Class A
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$29.59	$28.95	$36.68	$30.69	$34.74
Income (Loss) From Operations
Net investment loss(1)	$(0.01)	$(0.04)	$(0.10)	$(0.16)	$(0.09)
Net realized and unrealized gain (loss)	8.58	4.22	(3.30)	9.84	(1.58)
Total income (loss) from operations	$8.57	$4.18	$(3.40)	$9.68	$(1.67)
Less Distributions
From net realized gain	$(0.98)	$(3.54)	$(4.33)	$(3.69)	$(2.38)
Total distributions	$(0.98)	$(3.54)	$(4.33)	$(3.69)	$(2.38)
Net asset value — End of year	$37.18	$29.59	$28.95	$36.68	$30.69
Total Return(2)	29.63%	14.42%	(10.60)%	34.78%	(5.21)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,110,818	$899,628	$897,642	$1,347,594	$1,360,610
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.12%	1.14%	1.14%	1.14%	1.17%
Net expenses	1.12%(4)	1.14%(4)	1.14%(4)	1.14%	1.17%
Net investment loss	(0.03)%	(0.13)%	(0.29)%	(0.46)%	(0.29)%
Portfolio Turnover	9%	14%	7%	9%	21%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.005% and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2024
Financial Highlights — continued

	Class C
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$24.69	$24.84	$32.29	$27.62	$31.70
Income (Loss) From Operations
Net investment loss(1)	$(0.21)	$(0.22)	$(0.30)	$(0.37)	$(0.29)
Net realized and unrealized gain (loss)	7.09	3.61	(2.82)	8.73	(1.43)
Total income (loss) from operations	$6.88	$3.39	$(3.12)	$8.36	$(1.72)
Less Distributions
From net realized gain	$(0.97)	$(3.54)	$(4.33)	$(3.69)	$(2.36)
Total distributions	$(0.97)	$(3.54)	$(4.33)	$(3.69)	$(2.36)
Net asset value — End of year	$30.60	$24.69	$24.84	$32.29	$27.62
Total Return(2)	28.65%	13.54%	(11.25)%	33.76%	(5.89)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$47,375	$32,259	$31,131	$45,010	$101,804
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.87%	1.89%	1.89%	1.89%	1.92%
Net expenses	1.87%(4)	1.89%(4)	1.89%(4)	1.89%	1.92%
Net investment loss	(0.78)%	(0.87)%	(1.04)%	(1.21)%	(1.03)%
Portfolio Turnover	9%	14%	7%	9%	21%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.005% and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2024
Financial Highlights — continued

	Class I
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$35.10	$33.69	$41.88	$34.48	$38.71
Income (Loss) From Operations
Net investment income (loss)(1)	$0.09	$0.05	$(0.01)	$(0.08)	$(0.01)
Net realized and unrealized gain (loss)	10.20	4.90	(3.85)	11.17	(1.77)
Total income (loss) from operations	$10.29	$4.95	$(3.86)	$11.09	$(1.78)
Less Distributions
From net investment income	$(0.04)	$—	$—	$—	$(0.02)
From net realized gain	(1.01)	(3.54)	(4.33)	(3.69)	(2.43)
Total distributions	$(1.05)	$(3.54)	$(4.33)	$(3.69)	$(2.45)
Net asset value — End of year	$44.34	$35.10	$33.69	$41.88	$34.48
Total Return(2)	29.94%	14.69%	(10.36)%	35.08%	(4.95)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$7,949,352	$5,855,449	$4,809,702	$5,667,586	$5,185,675
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.87%	0.89%	0.88%	0.88%	0.92%
Net expenses	0.87%(4)	0.89%(4)	0.88%(4)	0.88%	0.92%
Net investment income (loss)	0.22%	0.13%	(0.04)%	(0.20)%	(0.04)%
Portfolio Turnover	9%	14%	7%	9%	21%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.005% and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2024
Financial Highlights — continued

	Class R
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$27.92	$27.55	$35.19	$29.66	$33.71
Income (Loss) From Operations
Net investment loss(1)	$(0.09)	$(0.11)	$(0.17)	$(0.24)	$(0.16)
Net realized and unrealized gain (loss)	8.07	4.02	(3.14)	9.46	(1.53)
Total income (loss) from operations	$7.98	$3.91	$(3.31)	$9.22	$(1.69)
Less Distributions
From net realized gain	$(0.97)	$(3.54)	$(4.33)	$(3.69)	$(2.36)
Total distributions	$(0.97)	$(3.54)	$(4.33)	$(3.69)	$(2.36)
Net asset value — End of year	$34.93	$27.92	$27.55	$35.19	$29.66
Total Return(2)	29.30%	14.15%	(10.82)%	34.41%	(5.43)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$476,333	$402,022	$387,000	$504,892	$480,822
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.37%	1.39%	1.39%	1.39%	1.42%
Net expenses	1.37%(4)	1.39%(4)	1.39%(4)	1.39%	1.42%
Net investment loss	(0.28)%	(0.37)%	(0.54)%	(0.70)%	(0.54)%
Portfolio Turnover	9%	14%	7%	9%	21%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.005% and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2024
Financial Highlights — continued

	Class R6
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$35.48	$34.00	$42.20	$34.69	$38.93
Income (Loss) From Operations
Net investment income (loss)(1)	$0.11	$0.07	$0.01	$(0.05)	$0.02
Net realized and unrealized gain (loss)	10.31	4.95	(3.88)	11.25	(1.77)
Total income (loss) from operations	$10.42	$5.02	$(3.87)	$11.20	$(1.75)
Less Distributions
From net investment income	$(0.06)	$—	$—	$—	$(0.05)
From net realized gain	(1.01)	(3.54)	(4.33)	(3.69)	(2.44)
Total distributions	$(1.07)	$(3.54)	$(4.33)	$(3.69)	$(2.49)
Net asset value — End of year	$44.83	$35.48	$34.00	$42.20	$34.69
Total Return(2)	30.01%	14.77%	(10.30)%	35.19%	(4.85)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$5,884,701	$3,741,916	$3,245,298	$4,498,054	$3,834,042
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.81%	0.82%	0.82%	0.81%	0.82%
Net expenses	0.81%(4)	0.82%(4)	0.82%(4)	0.81%	0.82%
Net investment income (loss)	0.29%	0.20%	0.03%	(0.13)%	0.06%
Portfolio Turnover	9%	14%	7%	9%	21%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.005% and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Atlanta Capital SMID-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of September 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2024
Notes to Financial Statements — continued

defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended September 30, 2024 and September 30, 2023 was as follows:
	Year Ended September 30,
	2024	2023
Ordinary income	$24,861,477	$ —
Long-term capital gains	$313,557,739	$992,196,495
During the year ended September 30, 2024, distributable earnings was decreased by $141,512,429 and paid-in capital was increased by $141,512,429 due to the Fund’s use of equalization accounting and differences between book and tax accounting for redemptions in-kind. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of September 30, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 27,533,762
Undistributed long-term capital gains	493,866,743
Net unrealized appreciation	6,778,924,898
Distributable earnings	$7,300,325,403
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$8,803,122,436
Gross unrealized appreciation	$6,805,896,186
Gross unrealized depreciation	(26,971,288)
Net unrealized appreciation	$6,778,924,898

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2024
Notes to Financial Statements — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.0000%
$500 million but less than $1 billion	0.9375%
$1 billion but less than $2.5 billion	0.8750%
$2.5 billion but less than $5 billion	0.8125%
$5 billion but less than $7.5 billion	0.7500%
$7.5 billion but less than $10 billion	0.7200%
$10 billion but less than $15 billion	0.7100%
$15 billion and over	0.6900%
For the year ended September 30, 2024, the investment adviser fee amounted to $100,883,576 or 0.78% of the Fund’s average daily net assets. Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as administrator of the Fund, but receives no compensation. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Fund to Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays Atlanta Capital a portion of its investment adviser fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended September 30, 2024, the investment adviser fee paid was reduced by $852,231 relating to the Fund’s investment in the Liquidity Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2024, EVM earned $323,643 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $43,256 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2024. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended September 30, 2024 in the amount of $13,549. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2024 amounted to $2,531,272 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended September 30, 2024, the Fund paid or accrued to EVD $294,578 for Class C shares.
The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended September 30, 2024, the Fund paid or accrued to EVD $1,099,639 for Class R shares.

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2024
Notes to Financial Statements — continued

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended September 30, 2024 amounted to $98,192 and $1,099,639 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended September 30, 2024, the Fund was informed that EVD received $1,712 and $4,008 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $2,343,209,008 and $1,150,870,964, respectively, for the year ended September 30, 2024. In-kind sales for the year ended September 30, 2024 aggregated $162,103,665.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	6,354,222	$ 208,217,636	5,397,814	$ 161,627,707
Issued to shareholders electing to receive payments of distributions in Fund shares	808,968	24,997,126	3,195,166	94,736,673
Redemptions	(7,686,472)	(252,977,009)	(9,193,404)	(275,558,726)
Net decrease	(523,282)	$ (19,762,247)	(600,424)	$ (19,194,346)
Class C
Sales	660,589	$ 18,230,629	312,192	$ 7,828,750
Issued to shareholders electing to receive payments of distributions in Fund shares	45,706	1,169,609	163,715	4,074,859
Redemptions	(464,704)	(12,675,029)	(422,798)	(10,656,965)
Net increase	241,591	$ 6,725,209	53,109	$ 1,246,644
Class I
Sales	44,885,931	$1,766,301,014	47,988,171	$1,682,249,685
Issued to shareholders electing to receive payments of distributions in Fund shares	4,070,362	149,707,925	11,781,967	413,664,849
Redemptions	(36,498,255)	(1,422,670,041)	(35,711,998)	(1,262,437,881)
Net increase	12,458,038	$ 493,338,898	24,058,140	$ 833,476,653

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2024
Notes to Financial Statements — continued

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class R
Sales	850,363	$ 26,260,890	814,773	$ 23,061,461
Issued to shareholders electing to receive payments of distributions in Fund shares	473,428	13,772,010	1,735,882	48,656,759
Redemptions	(2,086,444)	(64,969,328)	(2,195,722)	(62,094,448)
Net increase (decrease)	(762,653)	$ (24,936,428)	354,933	$ 9,623,772
Class R6
Sales	44,807,943	$1,795,331,999	24,698,126	$ 873,551,426
Issued to shareholders electing to receive payments of distributions in Fund shares	2,603,198	96,760,875	7,395,231	262,234,878
Redemptions	(21,623,057)	(862,742,169)	(22,075,945)	(784,626,378)
Net increase	25,788,084	$1,029,350,705	10,017,412	$ 351,159,926
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2024. Effective October 22, 2024, the Fund renewed its line of credit agreement, which expires October 21, 2025, at substantially the same terms.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At September 30, 2024, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $122,773,835 and $127,238,775, respectively. Collateral received was comprised of cash of $104,335,136 and U.S. government and/or agencies securities of $22,903,639. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2024
Notes to Financial Statements — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$104,335,136	$ —	$ —	$ —	$104,335,136
The carrying amount of the liability for collateral for securities loaned at September 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at September 30, 2024.
10  Affiliated Investments
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At September 30, 2024, the value of the Fund's investments in affiliated companies and in funds that may be deemed to be affiliated was $1,825,592,425, which represents 11.8% of the Fund's net assets. Transactions in such investments by the Fund for the year ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks*
Affiliated Managers Group, Inc.	$ 0	$ 19,353,066	$ (39,478,649)	$20,825,122	$54,501,701	$ 268,490,268	$61,898	1,510,069
Choice Hotels International, Inc.	0	97,230,250	(3,625,505)	1,458,471	19,257,876	335,640,552	1,779,335	2,575,906
Dolby Laboratories, Inc., Class A	261,376,336	147,973,271	(4,088,289)	771,515	(10,236,816)	395,796,017	4,527,699	5,171,776
Envista Holdings Corp.	0	37,616,074	(2,096,634)	680,369	(73,186,579)	188,869,696	—	9,558,183
Short-Term Investments
Liquidity Fund	485,557,136	1,958,267,686	(1,807,028,930)	—	—	636,795,892	30,211,170	636,795,892
Total				$23,735,477	$(9,663,818)	$1,825,592,425	$36,580,102
*	The related industry is the same as the presentation in the Portfolio of Investments.
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2024
Notes to Financial Statements — continued

At September 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$14,840,916,306*	$ —	$ —	$14,840,916,306
Short-Term Investments:
Affiliated Fund	636,795,892	—	—	636,795,892
Securities Lending Collateral	104,335,136	—	—	104,335,136
Total Investments	$ 15,582,047,334	$ —	$ —	$15,582,047,334
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2024
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Atlanta Capital SMID-Cap Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Atlanta Capital SMID-Cap Fund (the “Fund") (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 20, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended September 30, 2024, the Fund designates approximately $109,704,919, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2024 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2024, $567,756,785 or, if subsequently determined to be different, the net capital gain of such year.

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Atlanta Capital SMID-Cap Fund (the “Fund”) and Boston Management and Research (the “Adviser”) and the sub-advisory agreement between the Adviser and Atlanta Capital Management

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2024
Board of Trustees’ Contract Approval — continued

Company, LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the Fund’s investment strategies. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary and secondary benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other type of account.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2024
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

EAASX-NCSR    9.30.24

Eaton Vance
Atlanta Capital
Focused Growth Fund
Annual Financial Statements and
Additional Information
September 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information  September 30, 2024
Eaton Vance
Atlanta Capital Focused Growth Fund

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2024
Portfolio of Investments

Common Stocks — 96.7%
Security	Shares	Value
Capital Markets — 7.4%
Intercontinental Exchange, Inc.	170,323	$ 27,360,687
S&P Global, Inc.	121,223	62,626,226
		$ 89,986,913
Chemicals — 7.9%
Ecolab, Inc.	196,654	$ 50,211,666
Linde PLC	97,564	46,524,369
		$ 96,736,035
Consumer Staples Distribution & Retail — 1.4%
Dollar General Corp.	204,922	$ 17,330,254
		$ 17,330,254
Electronic Equipment, Instruments & Components — 4.4%
Amphenol Corp., Class A	821,470	$ 53,526,985
		$ 53,526,985
Financial Services — 15.4%
Mastercard, Inc., Class A	134,961	$ 66,643,742
PayPal Holdings, Inc.(1)	274,247	21,399,494
Visa, Inc., Class A	361,254	99,326,787
		$ 187,370,023
Insurance — 1.8%
Marsh & McLennan Cos., Inc.	101,126	$ 22,560,199
		$ 22,560,199
Interactive Media & Services — 7.0%
Alphabet, Inc., Class C	509,571	$ 85,195,176
		$ 85,195,176
IT Services — 6.4%
Gartner, Inc.(1)	92,349	$ 46,798,779
VeriSign, Inc.(1)	161,801	30,735,718
		$ 77,534,497
Life Sciences Tools & Services — 12.2%
Danaher Corp.	270,559	$ 75,220,813
Thermo Fisher Scientific, Inc.	119,824	74,119,532
		$ 149,340,345
Security	Shares	Value
Machinery — 3.2%
Xylem, Inc.	285,314	$ 38,525,949
		$ 38,525,949
Pharmaceuticals — 4.4%
Zoetis, Inc.	275,392	$ 53,806,089
		$ 53,806,089
Professional Services — 3.7%
Verisk Analytics, Inc.	167,398	$ 44,855,968
		$ 44,855,968
Software — 12.4%
Adobe, Inc.(1)	41,595	$ 21,537,059
Intuit, Inc.	83,826	52,055,946
Microsoft Corp.	180,881	77,833,094
		$ 151,426,099
Specialized REITs — 4.5%
American Tower Corp.	233,416	$ 54,283,225
		$ 54,283,225
Specialty Retail — 4.6%
TJX Cos., Inc.	478,407	$ 56,231,959
		$ 56,231,959
Total Common Stocks (identified cost $750,042,258)		$1,178,709,716

Short-Term Investments — 3.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(2)	41,292,074	$ 41,292,074
Total Short-Term Investments (identified cost $41,292,074)		$ 41,292,074
Total Investments — 100.1% (identified cost $791,334,332)		$1,220,001,790
Other Assets, Less Liabilities — (0.1)%		$ (825,742)
Net Assets — 100.0%		$1,219,176,048

1

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2024
Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.
Abbreviations:
REITs	– Real Estate Investment Trusts
2

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2024
Statement of Assets and Liabilities

September 30, 2024
Assets
Unaffiliated investments, at value (identified cost $750,042,258)	$1,178,709,716
Affiliated investments, at value (identified cost $41,292,074)	41,292,074
Dividends receivable	369,101
Dividends receivable from affiliated investments	168,746
Receivable for Fund shares sold	931,098
Trustees' deferred compensation plan	31,787
Total assets	$1,221,502,522
Liabilities
Payable for Fund shares redeemed	$1,158,948
Payable to affiliates:
Investment adviser fee	625,646
Distribution and service fees	64,996
Trustees' deferred compensation plan	31,787
Payable for custodian fee	138,692
Payable for transfer and dividend disbursing agent fees	196,270
Accrued expenses	110,135
Total liabilities	$2,326,474
Net Assets	$1,219,176,048
Sources of Net Assets
Paid-in capital	$754,938,317
Distributable earnings	464,237,731
Net Assets	$1,219,176,048
Class A Shares
Net Assets	$87,640,733
Shares Outstanding	3,953,259
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$22.17
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$23.40
Class C Shares
Net Assets	$57,174,404
Shares Outstanding	2,923,104
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$19.56
Class I Shares
Net Assets	$1,040,380,503
Shares Outstanding	53,801,950
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$19.34
Class R6 Shares
Net Assets	$33,980,408
Shares Outstanding	1,756,297
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$19.35
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
3
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2024
Statement of Operations

Year Ended
September 30, 2024
Investment Income
Dividend income	$9,311,941
Dividend income from affiliated investments	1,703,374
Total investment income	$11,015,315
Expenses
Investment adviser fee	$7,472,968
Distribution and service fees:
Class A	214,271
Class C	517,907
Trustees’ fees and expenses	75,330
Custodian fee	270,061
Transfer and dividend disbursing agent fees	855,762
Legal and accounting services	128,426
Printing and postage	85,663
Registration fees	111,822
Miscellaneous	38,960
Total expenses	$9,771,170
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$48,274
Total expense reductions	$48,274
Net expenses	$9,722,896
Net investment income	$1,292,419
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$44,214,579
Net realized gain	$44,214,579
Change in unrealized appreciation (depreciation):
Investments	$247,426,006
Net change in unrealized appreciation (depreciation)	$247,426,006
Net realized and unrealized gain	$291,640,585
Net increase in net assets from operations	$292,933,004
4
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2024
Statements of Changes in Net Assets

	Year Ended September 30,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$1,292,419	$585,791
Net realized gain	44,214,579	4,781,507
Net change in unrealized appreciation (depreciation)	247,426,006	127,028,605
Net increase in net assets from operations	$292,933,004	$132,395,903
Distributions to shareholders:
Class A	$(229,352)	$(144,961)
Class C	(107,788)	(91,351)
Class I	(5,972,825)	(1,740,579)
Class R6	(3,506)	—(1)
Total distributions to shareholders	$(6,313,471)	$(1,976,891)
Transactions in shares of beneficial interest:
Class A	$(10,139,890)	$11,087,343
Class C	2,615,082	7,514,224
Class I	(133,685,738)	346,882,405
Class R6	31,655,917	50,000(1)
Net increase (decrease) in net assets from Fund share transactions	$(109,554,629)	$365,533,972
Net increase in net assets	$177,064,904	$495,952,984
Net Assets
At beginning of year	$1,042,111,144	$546,158,160
At end of year	$1,219,176,048	$1,042,111,144
(1)	For the period from the commencement of operations, June 30, 2023, to September 30, 2023.
5
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2024
Financial Highlights

	Class A
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$17.30	$14.490	$18.26	$14.26	$11.58
Income (Loss) From Operations
Net investment loss(1)	$(0.02)	$(0.02)	$(0.06)	$(0.07)	$(0.03)
Net realized and unrealized gain (loss)	4.95	2.87	(3.34)	4.15	2.73
Total income (loss) from operations	$4.93	$2.85	$(3.40)	$4.08	$2.70
Less Distributions
From net realized gain	$(0.06)	$(0.04)	$(0.37)	$(0.08)	$(0.02)
Total distributions	$(0.06)	$(0.04)	$(0.37)	$(0.08)	$(0.02)
Net asset value — End of year	$22.17	$17.30	$14.49	$18.26	$14.26
Total Return(2)	28.53%	19.68%	(19.05)%	28.75%	23.31%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$87,641	$77,009	$55,454	$70,818	$51,523
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.01%	1.03%	1.03%	1.03%	1.10%
Net expenses	1.01%(4)	1.03%(4)	1.03%(4)	1.03%	1.05%
Net investment loss	(0.08)%	(0.11)%	(0.33)%	(0.39)%	(0.25)%
Portfolio Turnover	14%	10%	7%	18%	23%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.01% and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022, respectively).
6
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2024
Financial Highlights — continued

	Class C
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$15.37	$12.98	$16.50	$12.99	$10.63
Income (Loss) From Operations
Net investment loss(1)	$(0.15)	$(0.13)	$(0.17)	$(0.17)	$(0.12)
Net realized and unrealized gain (loss)	4.38	2.56	(2.98)	3.76	2.50
Total income (loss) from operations	$4.23	$2.43	$(3.15)	$3.59	$2.38
Less Distributions
From net realized gain	$(0.04)	$(0.04)	$(0.37)	$(0.08)	$(0.02)
Total distributions	$(0.04)	$(0.04)	$(0.37)	$(0.08)	$(0.02)
Net asset value — End of year	$19.56	$15.37	$12.98	$16.50	$12.99
Total Return(2)	27.55%	18.73%	(19.58)%	27.78%	22.38%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$57,174	$42,583	$29,326	$38,017	$30,580
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.76%	1.78%	1.78%	1.78%	1.85%
Net expenses	1.76%(4)	1.78%(4)	1.78%(4)	1.78%	1.80%
Net investment loss	(0.83)%	(0.86)%	(1.08)%	(1.14)%	(1.01)%
Portfolio Turnover	14%	10%	7%	18%	23%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.01% and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022, respectively).
7
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2024
Financial Highlights — continued

	Class I
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$15.10	$12.63	$15.91	$12.40	$10.05
Income (Loss) From Operations
Net investment income (loss)(1)	$0.03	$0.02	$(0.01)	$(0.02)	$(0.00)(2)
Net realized and unrealized gain (loss)	4.30	2.50	(2.90)	3.61	2.37
Total income (loss) from operations	$4.33	$2.52	$(2.91)	$3.59	$2.37
Less Distributions
From net investment income	$(0.01)	$(0.01)	$—	$—	$(0.00)(2)
From net realized gain	(0.08)	(0.04)	(0.37)	(0.08)	(0.02)
Total distributions	$(0.09)	$(0.05)	$(0.37)	$(0.08)	$(0.02)
Net asset value — End of year	$19.34	$15.10	$12.63	$15.91	$12.40
Total Return(3)	28.82%	19.92%	(18.78)%	29.11%	23.60%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,040,381	$922,471	$461,378	$419,658	$271,918
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.76%	0.78%	0.78%	0.78%	0.85%
Net expenses	0.76%(5)	0.78%(5)	0.78%(5)	0.78%	0.80%
Net investment income (loss)	0.17%	0.13%	(0.07)%	(0.14)%	(0.00)%(6)
Portfolio Turnover	14%	10%	7%	18%	23%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.0005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.01% and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022, respectively).
(6)	Amount is less than (0.005)%.
8
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2024
Financial Highlights — continued

	Class R6
	Year Ended September 30, 2024	Period Ended September 30, 2023(1)
Net asset value — Beginning of period	$15.10	$15.50
Income (Loss) From Operations
Net investment income(2)	$0.04	$0.00(3)
Net realized and unrealized gain (loss)	4.31	(0.40)
Total income (loss) from operations	$4.35	$(0.40)
Less Distributions
From net investment income	$(0.02)	$—
From net realized gain	(0.08)	—
Total distributions	$(0.10)	$—
Net asset value — End of period	$19.35	$15.10
Total Return(4)	28.92%	(2.58)%(5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$33,980	$49
Ratios (as a percentage of average daily net assets):(6)
Total expenses	0.70%	0.70%(7)
Net expenses	0.70%(8)	0.70%(7)(8)
Net investment income	0.21%	0.05%(7)
Portfolio Turnover	14%	10%(9)
(1)	For the period from the commencement of operations, June 30, 2023, to September 30, 2023.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended September 30, 2024 and the period ended September 30, 2023).
(9)	For the year ended September 30, 2023.
9
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Atlanta Capital Focused Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of September 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the
10

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2024
Notes to Financial Statements — continued

defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended September 30, 2024 and September 30, 2023 was as follows:
	Year Ended September 30,
	2024	2023
Ordinary income	$3,675,242	$185,339
Long-term capital gains	$2,638,229	$1,791,552
During the year ended September 30, 2024, distributable earnings was decreased by $5,994,742 and paid-in capital was increased by $5,994,742 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of September 30, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 1,239,136
Undistributed long-term capital gains	38,361,384
Net unrealized appreciation	424,637,211
Distributable earnings	$464,237,731
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$795,364,579
Gross unrealized appreciation	$439,801,187
Gross unrealized depreciation	(15,163,976)
Net unrealized appreciation	$424,637,211
11

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2024
Notes to Financial Statements — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%
For the year ended September 30, 2024, the investment adviser fee amounted to $7,472,968 or 0.63% of the Fund’s average daily net assets. Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as administrator of the Fund, but receives no compensation. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Fund to Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays Atlanta Capital a portion of its investment adviser fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended September 30, 2024, the investment adviser fee paid was reduced by $48,274 relating to the Fund’s investment in the Liquidity Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2024, EVM earned $109,990 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $30,700 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2024. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2024 amounted to $214,271 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended September 30, 2024, the Fund paid or accrued to EVD $388,430 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended September 30, 2024 amounted to $129,477 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
12

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2024
Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended September 30, 2024, the Fund was informed that EVD received $2,016 and $6,669 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $161,551,565 and $283,575,593, respectively, for the year ended September 30, 2024.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended September 30, 2024		Year Ended September 30, 2023(1)
	Shares	Amount	Shares	Amount
Class A
Sales	1,117,347	$ 21,923,962	1,339,900	$ 22,868,433
Issued to shareholders electing to receive payments of distributions in Fund shares	11,731	224,177	8,706	141,828
Redemptions	(1,626,396)	(32,288,029)	(723,812)	(11,922,918)
Net increase (decrease)	(497,318)	$(10,139,890)	624,794	$ 11,087,343
Class C
Sales	625,827	$ 11,046,578	860,735	$ 12,645,891
Issued to shareholders electing to receive payments of distributions in Fund shares	6,343	107,570	6,263	91,129
Redemptions	(479,195)	(8,539,066)	(356,664)	(5,222,796)
Net increase	152,975	$ 2,615,082	510,334	$ 7,514,224
Class I
Sales	15,770,399	$274,408,050	41,525,209	$594,783,326
Issued to shareholders electing to receive payments of distributions in Fund shares	356,622	5,934,199	122,387	1,735,449
Redemptions	(23,419,647)	(414,027,987)	(17,094,833)	(249,636,370)
Net increase (decrease)	(7,292,626)	$(133,685,738)	24,552,763	$346,882,405
Class R6
Sales	1,887,941	$ 34,132,422	3,226	$ 50,000
Issued to shareholders electing to receive payments of distributions in Fund shares	211	3,506	—	—
Redemptions	(135,081)	(2,480,011)	—	—
Net increase	1,753,071	$ 31,655,917	3,226	$ 50,000
(1)	For Class R6, for the period from the commencement of operations, June 30, 2023, to September 30, 2023.
13

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2024
Notes to Financial Statements — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2024. Effective October 22, 2024, the Fund renewed its line of credit agreement, which expires October 21, 2025, at substantially the same terms.
9  Affiliated Investments
At September 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $41,292,074, which represents 3.4% of the Fund's net assets. Transactions in such investments by the Fund for the year ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$33,062,058	$319,004,535	$(310,774,519)	$ —	$ —	$41,292,074	$1,703,374	41,292,074
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,178,709,716*	$ —	$ —	$1,178,709,716
Short-Term Investments	41,292,074	—	—	41,292,074
Total Investments	$ 1,220,001,790	$ —	$ —	$1,220,001,790
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
14

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2024
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Atlanta Capital Focused Growth Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Atlanta Capital Focused Growth Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 20, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
15

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended September 30, 2024, the Fund designates approximately $7,762,890, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2024 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2024, $44,174,069 or, if subsequently determined to be different, the net capital gain of such year.
16

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
17

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Atlanta Capital Focused Growth Fund (the “Fund”) and Boston Management and Research (the “Adviser”) and the sub-advisory agreement between the Adviser and Atlanta Capital
18

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2024
Board of Trustees’ Contract Approval — continued

Management Company, LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the Fund’s investment strategies. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other type of account.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
19

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2024
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
20

EAALX-NCSR    9.30.24

Eaton Vance
Atlanta Capital Select Equity Fund
Annual Financial Statements and
Additional Information
September 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information  September 30, 2024
Eaton Vance
Atlanta Capital Select Equity Fund

Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2024
Portfolio of Investments

Common Stocks — 98.1%
Security	Shares	Value
Capital Markets — 2.2%
S&P Global, Inc.	34,732	$ 17,943,246
		$ 17,943,246
Chemicals — 2.0%
Sherwin-Williams Co.	42,142	$ 16,084,337
		$ 16,084,337
Construction Materials — 3.8%
Martin Marietta Materials, Inc.	56,583	$ 30,455,800
		$ 30,455,800
Containers & Packaging — 1.2%
Ball Corp.	138,229	$ 9,387,131
		$ 9,387,131
Electrical Equipment — 2.2%
AMETEK, Inc.	106,105	$ 18,219,289
		$ 18,219,289
Electronic Equipment, Instruments & Components — 8.1%
CDW Corp.	194,566	$ 44,030,286
Trimble, Inc.(1)	341,694	21,215,780
		$ 65,246,066
Financial Services — 15.1%
Fiserv, Inc.(1)	377,008	$ 67,729,487
Global Payments, Inc.	285,655	29,256,785
Visa, Inc., Class A	91,229	25,083,414
		$122,069,686
Food Products — 1.3%
Nestle SA ADR(2)	102,774	$ 10,346,259
		$ 10,346,259
Health Care Equipment & Supplies — 6.8%
STERIS PLC	107,209	$ 26,002,471
Teleflex, Inc.	116,806	28,888,460
		$ 54,890,931
Insurance — 11.1%
Markel Group, Inc.(1)	23,246	$ 36,463,211
Security	Shares	Value
Insurance (continued)
White Mountains Insurance Group Ltd.	31,241	$ 52,990,984
		$ 89,454,195
Interactive Media & Services — 6.3%
Alphabet, Inc., Class C	304,570	$ 50,921,058
		$ 50,921,058
IT Services — 11.1%
Gartner, Inc.(1)	83,477	$ 42,302,805
GoDaddy, Inc., Class A(1)	299,563	46,965,487
		$ 89,268,292
Life Sciences Tools & Services — 4.3%
Danaher Corp.	47,863	$ 13,306,871
Thermo Fisher Scientific, Inc.	35,268	21,815,727
		$ 35,122,598
Professional Services — 5.6%
Broadridge Financial Solutions, Inc.	37,382	$ 8,038,251
TransUnion	214,265	22,433,546
Verisk Analytics, Inc.	55,302	14,818,724
		$ 45,290,521
Software — 2.7%
Adobe, Inc.(1)	18,612	$ 9,636,922
Autodesk, Inc.(1)	45,488	12,531,034
		$ 22,167,956
Specialty Retail — 14.3%
O'Reilly Automotive, Inc.(1)	26,307	$ 30,295,141
Ross Stores, Inc.	219,036	32,967,108
TJX Cos., Inc.	444,229	52,214,677
		$115,476,926
Total Common Stocks (identified cost $364,061,126)		$792,344,291

1
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2024
Portfolio of Investments — continued

Short-Term Investments — 2.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(3)	16,069,224	$ 16,069,224
Total Short-Term Investments (identified cost $16,069,224)		$ 16,069,224
Total Investments — 100.1% (identified cost $380,130,350)		$808,413,515
Other Assets, Less Liabilities — (0.1)%		$ (1,111,082)
Net Assets — 100.0%		$807,302,433
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2024. The aggregate market value of securities on loan at September 30, 2024 was $1,308,710.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.
Abbreviations:
ADR	– American Depositary Receipt
2
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2024
Statement of Assets and Liabilities

September 30, 2024
Assets
Unaffiliated investments, at value (identified cost $364,061,126) — including $1,308,710 of securities on loan	$792,344,291
Affiliated investments, at value (identified cost $16,069,224)	16,069,224
Dividends receivable	59,574
Dividends receivable from affiliated investments	36,625
Receivable for Fund shares sold	594,136
Securities lending income receivable	418
Tax reclaims receivable	213,868
Trustees' deferred compensation plan	32,818
Total assets	$809,350,954
Liabilities
Payable for Fund shares redeemed	$1,203,760
Payable to affiliates:
Investment adviser and administration fee	453,868
Distribution and service fees	40,275
Trustees' deferred compensation plan	32,818
Other	64,220
Accrued expenses	253,580
Total liabilities	$2,048,521
Net Assets	$807,302,433
Sources of Net Assets
Paid-in capital	$348,173,626
Distributable earnings	459,128,807
Net Assets	$807,302,433
Class A Shares
Net Assets	$77,277,236
Shares Outstanding	2,174,698
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$35.53
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$37.50
Class C Shares
Net Assets	$29,372,340
Shares Outstanding	919,262
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$31.95
Class I Shares
Net Assets	$693,132,483
Shares Outstanding	18,816,257
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$36.84
Class R6 Shares
Net Assets	$7,520,374
Shares Outstanding	203,253
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$37.00
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
3
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2024
Statement of Operations

Year Ended
September 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $50,543)	$3,943,000
Dividend income from affiliated investments	782,808
Securities lending income, net	3,627
Total investment income	$4,729,435
Expenses
Investment adviser and administration fee	$5,294,818
Distribution and service fees:
Class A	195,701
Class C	320,944
Trustees’ fees and expenses	48,475
Custodian fee	182,264
Transfer and dividend disbursing agent fees	377,974
Legal and accounting services	82,498
Printing and postage	36,081
Registration fees	79,769
Miscellaneous	35,847
Total expenses	$6,654,371
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$33,922
Total expense reductions	$33,922
Net expenses	$6,620,449
Net investment loss	$(1,891,014)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$35,288,558
Net realized gain	$35,288,558
Change in unrealized appreciation (depreciation):
Investments	$146,665,575
Net change in unrealized appreciation (depreciation)	$146,665,575
Net realized and unrealized gain	$181,954,133
Net increase in net assets from operations	$180,063,119
4
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2024
Statements of Changes in Net Assets

	Year Ended September 30,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$(1,891,014)	$(1,146,229)
Net realized gain	35,288,558	23,285,257
Net change in unrealized appreciation (depreciation)	146,665,575	109,597,379
Net increase in net assets from operations	$180,063,119	$131,736,407
Distributions to shareholders:
Class A	$(2,209,642)	$(5,124,789)
Class C	(987,434)	(2,469,246)
Class I	(16,261,078)	(36,608,467)
Class R6	(153,914)	(248,103)
Total distributions to shareholders	$(19,612,068)	$(44,450,605)
Transactions in shares of beneficial interest:
Class A	$(16,382,378)	$3,425,859
Class C	(9,066,288)	(8,416,803)
Class I	(40,100,564)	(16,900,320)
Class R6	561,533	2,398,795
Net decrease in net assets from Fund share transactions	$(64,987,697)	$(19,492,469)
Net increase in net assets	$95,463,354	$67,793,333
Net Assets
At beginning of year	$711,839,079	$644,045,746
At end of year	$807,302,433	$711,839,079
5
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2024
Financial Highlights

	Class A
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$28.89	$25.63	$32.70	$26.97	$25.68
Income (Loss) From Operations
Net investment loss(1)	$(0.14)	$(0.09)	$(0.12)	$(0.13)	$(0.07)
Net realized and unrealized gain (loss)	7.61	5.10	(4.87)	6.84	1.61
Total income (loss) from operations	$7.47	$5.01	$(4.99)	$6.71	$1.54
Less Distributions
From net realized gain	$(0.83)	$(1.75)	$(2.08)	$(0.98)	$(0.25)
Total distributions	$(0.83)	$(1.75)	$(2.08)	$(0.98)	$(0.25)
Net asset value — End of year	$35.53	$28.89	$25.63	$32.70	$26.97
Total Return(2)	26.33%	19.95%	(16.13)%	25.32%	6.03%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$77,277	$77,342	$64,515	$87,943	$72,953
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.05%	1.06%	1.04%	1.03%	1.06%
Net expenses	1.05%(4)	1.05%(4)	1.04%(4)	1.03%	1.05%
Net investment loss	(0.43)%	(0.33)%	(0.39)%	(0.40)%	(0.28)%
Portfolio Turnover	2%	1%	9%	11%	18%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
6
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2024
Financial Highlights — continued

	Class C
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$26.24	$23.60	$30.48	$25.39	$24.36
Income (Loss) From Operations
Net investment loss(1)	$(0.35)	$(0.28)	$(0.32)	$(0.34)	$(0.25)
Net realized and unrealized gain (loss)	6.89	4.67	(4.48)	6.41	1.53
Total income (loss) from operations	$6.54	$4.39	$(4.80)	$6.07	$1.28
Less Distributions
From net realized gain	$(0.83)	$(1.75)	$(2.08)	$(0.98)	$(0.25)
Total distributions	$(0.83)	$(1.75)	$(2.08)	$(0.98)	$(0.25)
Net asset value — End of year	$31.95	$26.24	$23.60	$30.48	$25.39
Total Return(2)	25.43%	18.99%	(16.72)%	24.35%	5.28%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$29,372	$32,070	$36,518	$51,206	$46,117
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.80%	1.81%	1.79%	1.78%	1.81%
Net expenses	1.80%(4)	1.80%(4)	1.79%(4)	1.78%	1.80%
Net investment loss	(1.18)%	(1.09)%	(1.14)%	(1.16)%	(1.01)%
Portfolio Turnover	2%	1%	9%	11%	18%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
7
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2024
Financial Highlights — continued

	Class I
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$29.85	$26.37	$33.50	$27.54	$26.15
Income (Loss) From Operations
Net investment loss(1)	$(0.06)	$(0.02)	$(0.04)	$(0.05)	$(0.00)(2)
Net realized and unrealized gain (loss)	7.88	5.25	(5.01)	6.99	1.64
Total income (loss) from operations	$7.82	$5.23	$(5.05)	$6.94	$1.64
Less Distributions
From net realized gain	$(0.83)	$(1.75)	$(2.08)	$(0.98)	$(0.25)
Total distributions	$(0.83)	$(1.75)	$(2.08)	$(0.98)	$(0.25)
Net asset value — End of year	$36.84	$29.85	$26.37	$33.50	$27.54
Total Return(3)	26.67%	20.24%	(15.92)%	25.64%	6.30%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$693,132	$596,813	$540,296	$799,388	$750,584
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.80%	0.81%	0.79%	0.78%	0.81%
Net expenses	0.80%(5)	0.80%(5)	0.79%(5)	0.78%	0.80%
Net investment loss	(0.18)%	(0.08)%	(0.14)%	(0.16)%	(0.01)%
Portfolio Turnover	2%	1%	9%	11%	18%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2024
Financial Highlights — continued

	Class R6
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$29.96	$26.45	$33.58	$27.60	$26.19
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.04)	$(0.00)(2)	$(0.07)	$(0.04)	$0.01
Net realized and unrealized gain (loss)	7.91	5.26	(4.98)	7.00	1.65
Total income (loss) from operations	$7.87	$5.26	$(5.05)	$6.96	$1.66
Less Distributions
From net realized gain	$(0.83)	$(1.75)	$(2.08)	$(0.98)	$(0.25)
Total distributions	$(0.83)	$(1.75)	$(2.08)	$(0.98)	$(0.25)
Net asset value — End of year	$37.00	$29.96	$26.45	$33.58	$27.60
Total Return(3)	26.74%	20.30%	(15.88)%	25.66%	6.37%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$7,520	$5,614	$2,716	$27,577	$21,482
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.75%	0.76%	0.74%	0.74%	0.76%
Net expenses	0.75%(5)	0.75%(5)	0.74%(5)	0.74%	0.75%
Net investment income (loss)	(0.12)%	(0.01)%	(0.20)%	(0.11)%	0.04%
Portfolio Turnover	2%	1%	9%	11%	18%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Atlanta Capital Select Equity Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of September 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business
10

Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2024
Notes to Financial Statements — continued

trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended September 30, 2024 and September 30, 2023 was as follows:
	Year Ended September 30,
	2024	2023
Long-term capital gains	$19,612,068	$44,450,605
During the year ended September 30, 2024, distributable earnings was decreased by $1,573,459 and paid-in capital was increased by $1,573,459 due to the Fund’s use of equalization accounting and differences between book and tax accounting for net operating losses. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of September 30, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed long-term capital gains	$ 32,367,798
Late year ordinary losses	(1,368,291)
Net unrealized appreciation	428,129,300
Distributable earnings	$459,128,807
At September 30, 2024, the Fund had a late year ordinary loss of $1,368,291 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$380,284,215
Gross unrealized appreciation	$431,724,632
Gross unrealized depreciation	(3,595,332)
Net unrealized appreciation	$428,129,300
11

Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2024
Notes to Financial Statements — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.700%
$500 million but less than $1 billion	0.675%
$1 billion but less than $2.5 billion	0.650%
$2.5 billion but less than $5 billion	0.630%
$5 billion and over	0.615%
For the year ended September 30, 2024, the investment adviser and administration fee amounted to $5,294,818 or 0.69% of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Atlanta Capital a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended September 30, 2024, the investment adviser and administration fee paid was reduced by $22,093 relating to the Fund’s investment in the Liquidity Fund.
EVM and Atlanta Capital have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.05%, 1.80%, 0.80% and 0.75% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R6, respectively. This agreement may be changed or terminated after February 1, 2025. Pursuant to this agreement, EVM and Atlanta Capital waived and/or reimbursed $11,829 in total of the Fund's operating expenses for the year ended September 30, 2024.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2024, EVM earned $19,809 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $2,152 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2024. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended September 30, 2024 in the amount of $938. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2024 amounted to $195,701 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended September 30, 2024, the Fund paid or accrued to EVD $240,708 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended September 30, 2024 amounted to $80,236 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
12

Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2024
Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended September 30, 2024, the Fund was informed that EVD received $623 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $13,230,501 and $101,020,571, respectively, for the year ended September 30, 2024.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	418,951	$ 13,619,134	914,187	$ 24,544,226
Issued to shareholders electing to receive payments of distributions in Fund shares	63,869	1,953,098	154,452	4,219,638
Redemptions	(985,492)	(31,954,610)	(908,142)	(25,338,005)
Net increase (decrease)	(502,672)	$(16,382,378)	160,497	$ 3,425,859
Class C
Sales	69,914	$ 2,023,908	121,593	$ 3,073,377
Issued to shareholders electing to receive payments of distributions in Fund shares	27,909	771,975	73,015	1,823,188
Redemptions	(400,540)	(11,862,171)	(520,196)	(13,313,368)
Net decrease	(302,717)	$ (9,066,288)	(325,588)	$ (8,416,803)
Class I
Sales	2,968,477	$ 98,824,814	4,989,915	$141,123,940
Issued to shareholders electing to receive payments of distributions in Fund shares	401,586	12,706,193	996,963	28,084,462
Redemptions	(4,550,869)	(151,631,571)	(6,479,413)	(186,108,722)
Net decrease	(1,180,806)	$(40,100,564)	(492,535)	$(16,900,320)
Class R6
Sales	36,826	$ 1,256,160	97,961	$ 2,791,025
Issued to shareholders electing to receive payments of distributions in Fund shares	2,807	89,139	4,159	117,522
Redemptions	(23,780)	(783,766)	(17,407)	(509,752)
Net increase	15,853	$ 561,533	84,713	$ 2,398,795
13

Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2024
Notes to Financial Statements — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2024. Effective October 22, 2024, the Fund renewed its line of credit agreement, which expires October 21, 2025, at substantially the same terms.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At September 30, 2024, the total value of securities on loan was $1,308,710 and the total value of collateral received was $1,341,994, comprised of U.S. government and/or agencies securities. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
10  Affiliated Investments
At September 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $16,069,224, which represents 2.0% of the Fund's net assets. Transactions in such investments by the Fund for the year ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$14,265,889	$106,247,196	$(104,443,861)	$ —	$ —	$16,069,224	$782,808	16,069,224
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
14

Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2024
Notes to Financial Statements — continued

At September 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$792,344,291*	$ —	$ —	$792,344,291
Short-Term Investments	16,069,224	—	—	16,069,224
Total Investments	$ 808,413,515	$ —	$ —	$808,413,515
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
15

Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2024
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Atlanta Capital Select Equity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Atlanta Capital Select Equity Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 20, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
16

Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended September 30, 2024, the Fund designates approximately $3,935,304, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2024, $35,288,558 or, if subsequently determined to be different, the net capital gain of such year.
17

Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
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Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Atlanta Capital Select Equity Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Atlanta Capital
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Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2024
Board of Trustees’ Contract Approval — continued

Management Company, LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the Fund’s investment strategies. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s abilities and experience in implementing the Fund’s investment strategies. In particular, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities, including both U.S. and foreign common stocks. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and lower than the median performance of the Fund’s custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other type of account.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
20

Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2024
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
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ESEAX-NCSR    9.30.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	November 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	November 25, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	November 25, 2024